UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2009 | (UNAUDITED)

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
BlackRock MuniYield California Insured Fund, Inc. (MCA)
BlackRock MuniYield Insured Fund, Inc. (MYI)
BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
BlackRock MuniYield New York Insured Fund, Inc. (MYN)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-summer ushered in dramatic changes — inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bringing the target federal funds rate to a record low range of between zero and 0.25%. Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of January 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(33.95)%	(38.63)%

Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)

International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc.

Investment Objective

BlackRock MuniHoldings Insured Fund II, Inc. (MUE) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (6.66)% based on market price and (7.33)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.58)% on a market price basis and (6.20)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Sector allocation played an important role in determining how the Fund performed during the reporting period. A positive contributor to performance was the Fund’s significant overweight in pre-refunded bonds in the one-to five-year maturity range, as the yield curve steepened and short- and intermediate-maturity issues outperformed. Conversely, spread products, such as health care, housing and corporate-backed bonds, significantly underperformed as the economic downturn continued to add more stress on the fundamental credit quality for these sectors. The Fund’s exposure to these issues detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2009 ($10.23)[1]	5.87%
Tax Equivalent Yield[2]	9.03%
Current Monthly Distribution per share of Common Shares[3]	$0.05
Current Annualized Distribution per share of Common Shares[3]	$0.60
Leverage as of January 31, 2009[4]	43%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.23	$11.30	(9.47)%	$11.55	$7.00
Net Asset Value	$11.54	$12.84	(10.12)%	$13.11	$9.70

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

County/City/Special District/School District	25%	20%
Transportation	25	24
Utilities — Electric & Gas	11	10
Hospitals/Health Care	9	13
Housing	7	7
Utilities — Water & Sewer	6	6
Education	5	4
IDA/PCR/Resource Recovery	5	8
State	3	5
Special Tax	2	1
Lease Obligation	2	2

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	43%	48%
AA/Aa	45	45
A/A	9	6
BBB/Baa	3	1

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Fund Summary as of January 31, 2009 (Unaudited)	BlackRock MuniYield California Insured Fund, Inc.

Investment Objective

BlackRock MuniYield California Insured Fund, Inc. (MCA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (10.15)% based on market price and (4.81)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. A neutral duration posture and a relatively high cash equivalent reserve provided some cushion to the Fund’s NAV, as tax-exempt rates generally rose. Relative to its Lipper peers, the Fund benefited from lower exposure to poorer-rated monoline insurers. Management’s strategy is to pursue a balanced approach to returns, emphasizing income accrual and muting price volatility. Credit fundamentals warrant close monitoring in the current weak economic environment, and management will improve quality as opportunities arise.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MCA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2009 ($10.74)[1]	5.98%
Tax Equivalent Yield[2]	9.20%
Current Monthly Distribution per share of Common Shares[3]	$0.0535
Current Annualized Distribution per share of Common Shares[3]	$0.6420
Leverage as of January 31, 2009[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.74	$12.33	(12.90)%	$12.54	$6.95
Net Asset Value	$12.79	$13.86	(7.72)%	$14.17	$10.46

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

County/City/Special District/School District	46%	47%
Utilities — Water & Sewer	22	17
Transportation	14	13
Education	7	8
State	4	4
Utilities — Electric & Gas	3	3
Housing	2	2
Hospitals/Health Care	1	4
Utilities — Irrigation, Resource Recovery, Solid Waste & Other	1	1
Lease Obligations/COP	—	1

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	43%	42%
AA/Aa	49	46
A/A	8	11
Not Rated	—	1 [6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be investment grade quality. As of July 31, 2008, the market value of these securities was $6,574,300 representing 1% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	5

Fund Summary as of January 31, 2009 (Unaudited)	BlackRock MuniYield Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Insured Fund, Inc. (MYI) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (11.51)% based on market price and (10.04)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (4.58)% on a market price basis and (6.20)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund benefited from its above-average yield, but its constructive positioning during a period of generally increasing yields hurt performance. Performance was also hindered by above-average exposure to the longer end of the yield curve, where yields rose, and by above-average exposure to select monoline insurers, whose credit difficulties decreased the value of insured bonds. Fund management worked to upgrade credit quality and sell weaker credits during this very volatile and illiquid performance period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2009 ($10.46)[1]	6.42%
Tax Equivalent Yield[2]	9.88%
Current Monthly Distribution per share of Common Shares[3]	$0.056
Current Annualized Distribution per share of Common Shares[3]	$0.672
Leverage as of January 31, 2009[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.46	$12.22	(14.40)%	$12.30	$7.07
Net Asset Value	$11.19	$12.86	(12.99)%	$13.22	$9.02

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Transportation	32%	33%
County/City/Special District/School District	17	17
Hospitals/Health Care	9	7
Utilities — Water & Sewer	9	7
IDA/PCR/Resource Recovery	9	8
Utilities — Electric & Gas	7	8
Housing	6	5
Education	6	8
State	3	4
Utilities — Irrigation, Resource Recovery, Solid Waste & Other	1	2
Lease Obligations	1	1

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	48%	50%
AA/Aa	37	37
A/A	12	9
BBB/Baa	3	4

[5]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Fund Summary as of January 31, 2009 (Unaudited)	BlackRock MuniYield Michigan Insured Fund II, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Michigan income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (10.09)% based on market price and (3.46)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was driven primarily by a rising yield (and correspondingly falling price) environment for intermediate and long-term municipals during the second half of 2008. Pre-refunded and escrowed issues were the best-performing municipal sectors for the period, and the Fund’s high allocation to these areas had a positive influence on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MYM
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2009 ($10.12)[1]	6.40%
Tax Equivalent Yield[2]	9.85%
Current Monthly Distribution per share of Common Shares[3]	$0.054
Current Annualized Distribution per share of Common Shares[3]	$0.648
Leverage as of January 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.12	$11.63	(12.98)%	$11.74	$7.00
Net Asset Value	$12.37	$13.24	(6.57)%	$13.54	$10.95

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

County/City/Special District/ School District	25%	32%
Hospitals/Health Care	16	15
IDA/PCR/Resource Recovery	11	8
Transportation	11	11
Utilities — Water & Sewer	11	11
Lease Obligation	8	6
Education	7	6
Utilities — Electric & Gas	6	6
State	2	2
Special Tax	2	2
Housing	1	1

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	29%	36%
AA/Aa	47	50
A/A	20	10
BBB/Baa	2	3
Not Rated	2	1

[5]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	7

Fund Summary as of January 31, 2009 (Unaudited)	BlackRock MuniYield New York Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New York Insured Fund, Inc. (MYN) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New York State and New York City personal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (12.46)% based on market price and (7.06)% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.16)% on a market price basis and (6.34)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was positively influenced by its above-average distribution rate. The Fund’s overweight in longer-maturity insured bonds with weaker underlying ratings detracted overall, but benefited performance toward the end of the period. These bonds significantly underperformed during the past year due to deteriorating credits and ratings of the mono-line insurers, but they began a turnaround in early 2009. Fortunately, management avoided selling these holdings when values were distressed, which would have locked in their underperformance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2009 ($10.00)[1]	6.30%
Tax Equivalent Yield[2]	9.69%
Current Monthly Distribution per share of Common Shares[3]	$0.0525
Current Annualized Distribution per share of Common Shares[3]	$0.6300
Leverage as of January 31, 2009[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low

Market Price	$10.00	$11.80	(15.25)%	$12.03	$6.64
Net Asset Value	$11.84	$13.16	(10.03)%	$13.50	$9.94

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/09	7/31/08

Transportation	26%	29%
County/City/Special District/ School District	25	25
IDA/PCR/Resource Recovery	10	10
State	9	8
Utilities — Water & Sewer	7	7
Utilities — Electric & Gas	5	7
Hospital/Health Care	5	4
Education	4	3
Special Tax	4	4
Housing	3	2
Tobacco	1	1
Utility	1	—

Credit Quality Allocations[5]

	1/31/09	7/31/08

AAA/Aaa	43%	47%
AA/Aa	32	39
A/A	21	9
BBB/Baa	4	4
Not Rated	—	1 [6]

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these non-rated securities to be investment grade quality. As of July 31, 2008, the market value of these securities was $4,624,822 representing 1% of the Fund’s long-term investments.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Funds’ NAV per share.

The use of leverage may enhance opportunities for increased returns to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Funds may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Fund. The Funds will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2009, the Funds had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock MuniHoldings Insured Fund II, Inc.	43%
BlackRock MuniYield California Insured Fund, Inc.	38%
BlackRock MuniYield Insured Fund, Inc.	41%
BlackRock MuniYield Michigan Insured Fund II, Inc.	39%
BlackRock MuniYield New York Insured Fund, Inc.	40%

Derivative Instruments

The Funds may invest in various derivative instruments, including swap agreements and futures, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	9

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.9%

Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%, 1/01/22	$3,580	$2,367,311

Alaska — 0.7%

Anchorage, Alaska, Water Revenue Refunding Bonds, 6%, 9/01/24 (a)	1,630	1,672,331

Arkansas — 4.5%

Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds, Series C, 5.35%, 12/01/35 (b)(c)	12,215	11,597,776

California — 13.8%

California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%, 12/01/21 (b)	9,350	8,800,126
Dixon, California, Unified School District, GO (Election of 2002), 5.20%, 8/01/44 (d)	2,405	2,270,440
Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/35	1,175	1,106,063
Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5.50%, 9/01/36 (a)	4,240	3,289,562
Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/21 (b)(e)	3,000	2,940,570
Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (b)(e)	5,000	4,236,600
Roseville, California, Joint Union High School District, GO (Election of 2004), Series A, 5%, 8/01/29 (b)(e)	2,985	2,913,927
Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds, 5%, 12/01/27 (a)	150	145,713
San Diego, California, Community College District, GO (Election of 2002), 5%, 5/01/30 (d)	1,485	1,456,310
San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%, 1/01/20 (d)	1,250	1,257,550

Municipal Bonds	Par (000)	Value

California (concluded)

Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A (f):
5.25%, 9/01/31	$495	$385,298
5.25%, 9/01/34	2,930	2,227,445
Vista, California, COP (Community Projects), 5%, 5/01/37 (b)	5,400	4,447,764

		35,477,368

Colorado — 4.4%

Aurora, Colorado, COP, 5.75%, 12/01/10 (a)(g)	6,285	6,838,269
Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%, 4/01/31	190	204,225
Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds (Poudre Valley Health Care), Series A, 5.75%, 12/01/09 (d)(g)	4,000	4,208,640

		11,251,134

District of Columbia — 1.5%

District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust Fund — New Communities Project), Series A, 5%, 6/01/32 (b)	2,500	2,159,900
District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35 (r)	1,700	1,778,506

		3,938,406

Florida — 27.0%

Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (h)(i)(j)	2,310	2,332,615
Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (d)	5,600	5,290,824
Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	1,200	1,187,088
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (d)	7,740	6,783,723
Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (k)	6,250	5,710,562

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)

Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (a)	$5,000	$3,665,900
Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (b)	2,900	2,491,854
Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%, 10/01/33 (d)	6,730	5,385,144
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A (d):
5.25%, 10/01/41	13,800	11,154,402
5.50%, 10/01/41	6,700	5,636,375
Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/31 (k)	3,600	3,431,700
Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24%, 10/01/37 (b)(l)	3,670	476,109
Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	4,000	3,732,320
Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125%, 12/01/28 (a)	6,300	5,189,184
Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.36%, 6/01/31 (a)(l)	5,065	1,276,127
Seminole County, Florida, Water and Sewer Revenue Bonds, 5%, 10/01/31	6,250	5,948,438

		69,692,365

Idaho — 0.1%

Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series E, 6%, 1/01/32	330	323,512

Illinois — 3.2%

Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, Series A (b):
AMT, 5.75%, 1/01/19	3,125	3,149,000
5%, 1/01/31	1,430	1,274,387
Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (k)	3,400	3,721,130
Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO, 6%, 12/01/20 (e)	125	132,683

		8,277,200

Indiana — 5.5%

Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A (b):
5%, 1/01/37	8,000	7,099,680
5%, 1/01/42	8,000	6,969,600

		14,069,280

Municipal Bonds	Par (000)	Value

Kansas — 2.3%

Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Sisters of Charity Leavenworth), Series J, 6.125%, 12/01/20	$3,510	$3,592,555
Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.20%, 12/01/33 (h)(j)	2,250	2,286,518

		5,879,073

Kentucky — 0.4%

Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/38 (k)	1,150	1,143,560

Michigan — 8.6%

Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien, Series B, 5.25%, 7/01/22	9,235	9,026,012
Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens), Series A, 6%, 5/15/09 (b)(g)	1,000	1,025,260
Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT (m):
Series A, 5.50%, 6/01/30	2,000	1,626,380
Series C, 5.65%, 9/01/29	5,000	4,178,900
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	3,115	3,182,782
Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.40%, 8/01/24 (a)	3,000	3,067,620

		22,106,954

Minnesota — 6.1%

Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (k)	1,975	2,086,035
Prior Lake, Minnesota, Independent School District Number 719, GO (d):
5.50%, 2/01/16	2,555	2,648,053
5.50%, 2/01/17	1,830	1,896,649
5.50%, 2/01/18	3,570	3,700,019
5.50%, 2/01/19	2,840	2,943,433
Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.625%, 2/01/18 (b)	2,185	2,332,619

		15,606,808

Nevada — 4.6%

Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT, Series C, 5.375%, 7/01/20 (a)	1,200	1,163,124
Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	10,000	10,597,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	11

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada (concluded)

Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30%, 4/01/22 (b)	$95	$96,568

		11,856,692

New Jersey — 5.2%

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%, 7/01/33 (b)	11,000	10,296,220
New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.625%, 12/15/28	2,930	3,043,391

		13,339,611

New York — 1.6%

New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	2,300	2,193,280
Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%, 6/01/21 (a)	2,000	2,024,580

		4,217,860

North Carolina — 0.5%

North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%, 1/01/22 (a)	1,235	1,236,606

Ohio — 1.1%

Aurora, Ohio, City School District, COP, 6.10%, 12/01/09 (b)(g)	1,745	1,844,151
Kent State University, Ohio, University Revenue Bonds, 6%, 5/01/24 (a)	1,000	1,031,780

		2,875,931

Oklahoma — 1.1%

Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue Refunding Bonds, Series A, 5.25%, 6/01/14 (d)(g)	2,385	2,833,141

Pennsylvania — 0.1%

Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (a)	305	248,450

Rhode Island — 4.0%

Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public Safety and Municipal Buildings), Series A, 5.75%, 4/01/10 (a)(g)	5,555	5,940,295
Rhode Island State Health and Educational Building Corporation Revenue Bonds (Rhode Island School of Design), Series D, 5.50%, 8/15/31 (m)	4,685	4,447,283

		10,387,578

Municipal Bonds	Par (000)	Value

South Carolina — 6.0%

South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (d)	$1,225	$1,237,189
South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5%, 1/01/42 (a)	15,000	14,346,900

		15,584,089

Texas — 14.6%

Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series B, 6%, 11/01/23 (b)	1,300	1,300,533
Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A (b)(e):
5.875%, 11/01/17	1,835	1,888,252
5.875%, 11/01/18	2,150	2,199,471
5.875%, 11/01/19	2,390	2,434,836
El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A (d):
6%, 3/01/15	115	128,058
6%, 3/01/16	170	189,303
6%, 3/01/17	180	200,439
Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	1,000	1,044,150
North Texas Tollway Authority, System Revenue Refunding Bonds (b):
First Tier, 5.75%, 1/01/40	14,750	13,898,483
First Tier, Series B, 5.75%, 1/01/40	1,000	942,270
Series A, 5.625%, 1/01/33	10,975	10,401,995
Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (k)	3,000	3,135,810

		37,763,600

Virginia — 0.9%

Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	2,195	2,423,039

Washington — 1.9%

Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%, 7/01/37 (a)	3,840	3,142,041
Lewis County, Washington, GO, Refunding, 5.75%, 12/01/24 (a)	1,640	1,676,752

		4,818,793

Wisconsin — 0.4%

Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin Project), 5.75%, 6/01/34	1,250	1,065,700

Total Municipal Bonds — 121.0%		312,054,168

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

California — 9.0%

Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%, 8/01/37 (b)	$7,360	$7,224,723
San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%, 9/01/30 (b)	3,805	3,740,950
Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%, 7/01/35 (d)	5,189	5,258,095
Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A (d):
5%, 9/01/32	2,920	2,702,810
5%, 9/01/38	4,620	4,202,814

		23,129,392

Colorado — 3.1%

Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-3, 5.10%, 10/01/41 (d)	9,410	8,118,666

Florida — 4.2%

Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (h)(i)(j)	4,500	4,807,665
Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5%, 10/01/35 (b)	6,493	6,084,395

		10,892,060

Georgia — 2.5%

Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/34 (d)	6,290	6,326,230

Illinois — 6.9%

Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5%, 1/01/38 (d)	15,000	13,851,300
Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (d)	3,969	3,957,493

		17,808,793

Massachusetts — 4.0%

Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A, 5%, 7/01/35	5,535	5,392,252
Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	4,994	5,004,932

		10,397,184

Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

New York — 2.7%

New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25%, 10/15/27 (a)	$6,750	$6,936,908

Washington — 2.7%

Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (b)	6,883	6,948,521

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1%		90,557,754

Total Long-Term Investments (Cost — $431,166,890) — 156.1%		402,611,922

Short-Term Securities

California — 1.9%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (b)(o)	5,000	5,000,000

Florida — 4.0%

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Baptist Medical Center Project), VRDN, 0.40%, 2/02/09 (o)	10,300	10,300,000

Illinois — 1.4%

Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage Health System), VRDN, Series B, 0.45%, 2/02/09 (o)	3,500	3,500,000

	Shares

Money Market Fund — 10.1%

Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (p)(q)	26,102,900	26,102,900

Total Short-Term Securities (Cost — $44,902,900) — 17.4%		44,902,900

Total Investments (Cost — $476,069,790*) — 173.5%		447,514,822

Other Assets Less Liabilities — 2.7%		7,065,244

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(51,324,803)

Preferred Shares, at Redemption Value — (56.3)%		(145,312,325)

Net Assets Applicable to Common Shares — 100.0%		$257,942,938

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	13

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$426,204,678

Gross unrealized appreciation	$6,246,642
Gross unrealized depreciation	(35,799,740)

Net unrealized depreciation	$(29,553,098)

(a)	AMBAC Insured.

(b)	MBIA Insured.

(c)	FHA Insured.

(d)	FSA Insured.

(e)	FGIC Insured.

(f)	Radian Insured.

(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	FNMA Collateralized.

(i)	FHLMC Collateralized.

(j)	GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	XL Capital Insured.

(n)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(o)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(p)	Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	1,284,436	$111,253

(q)	Represents the current yield as of report date.

(r)	When issued security.

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$26,102,900
Level 2	421,411,922
Level 3	—

Total	$447,514,822

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 117.3%

County/City/Special District/ School District — 63.8%
Alameda, California, GO, 5%, 8/01/33 (a)	$2,350	$2,278,983
Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (e)	2,960	2,828,398
Anaheim, California, Union High School District, GO (Election of 2002), 5%, 8/01/27 (a)	2,400	2,332,296
Banning, California, Unified School District, GO (Election of 2006), Series B, 5.25%, 8/01/33 (c)	4,300	4,195,811
Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds (California Redevelopment Agency Pool), Series A, 6%, 12/15/24 (e)	255	257,700
Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue Refunding Bonds, Series A, 5.20%, 9/02/29 (e)	3,980	3,886,430
Capistrano, California, Unified School District, Community Facility District, Special Tax Refunding Bonds, 5%, 9/01/29 (a)(f)	7,000	5,536,090
Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5.17%, 8/01/26 (b)(c)	6,705	2,490,170
Chino Valley, California, Unified School District, GO (Election of 2002), Series C, 5.25%, 8/01/30 (a)	3,000	2,913,450
Chula Vista, California, Elementary School District, COP, 5%, 9/01/29 (a)	3,910	3,257,030
Coachella Valley, California, Unified School District, GO (Election of 2005), Series A, 5%, 8/01/25 (a)(f)	3,275	3,264,061
Corona, California, COP (Clearwater Cogeneration Project), 5%, 9/01/28 (a)	6,000	4,817,940
Desert Sands, California, Unified School District, COP (Financing Project), 5.75%, 3/01/24 (e)	1,000	1,022,660
Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50%, 8/01/26 (a)(f)	10,755	10,904,602
Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds, Series A, 5.75%, 6/01/26 (e)	3,295	3,363,800
Fullerton, California, Public Financing Authority, Tax Allocation Revenue Bonds, 5%, 9/01/27 (b)	6,930	5,765,136
Glendora, California, Unified School District, GO (Election of 2005), Series A:
5%, 8/01/27 (a)	1,350	1,311,917
5.25%, 8/01/30 (a)	2,700	2,622,105
Hemet, California, Unified School District, GO, Series B, 5.125%, 8/01/37 (d)	4,500	4,277,115
Imperial, California, Community College District, GO (Election of 2004), 5%, 8/01/29 (a)(f)	3,090	2,930,525
La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.25%, 9/01/24 (b)	2,500	2,407,175
Lodi, California, Unified School District, GO (Election of 2002), 5%, 8/01/29 (e)	10,260	10,117,591
Los Angeles, California, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5%, 12/01/27 (e)	10,000	9,154,000

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/ School District (continued)
Los Angeles, California, Unified School District, GO:
(Election of 2002), Series C, 5%, 7/01/32	$10,000	$9,522,500
(Election of 2004), Series C, 5%, 7/01/27 (f)	2,880	2,882,592
(Election of 2004), Series F, 5%, 7/01/30 (f)	5,000	4,711,400
Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A (b):
5%, 7/01/27	5,240	5,254,043
5%, 7/01/35	6,500	6,224,140
Los Angeles County, California, Public Works Financing Authority, Lease Revenue Refunding Bonds (Master Refunding Project), Series A, 5%, 12/01/28 (a)	6,000	5,418,540
Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%, 8/01/27 (a)	3,000	3,005,700
Merced, California, Community College District, GO (School Facilities District Number 1), 5%, 8/01/31 (a)	6,865	6,399,828
Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (d)	8,000	7,543,760
Natomas Unified School District, California, GO (Election of 2006), 5%, 8/01/28 (a)(f)	6,015	5,769,047
Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20%, 8/01/30 (a)	9,645	9,759,390
Peralta, California, Community College District, GO (Election of 2007), Series B, 5%, 8/01/37 (e)	6,695	6,439,385
Poway, California, Unified School District, School Facilities Improvement, GO (Election of 2002), Series 1-B, 5%, 8/01/30 (e)	10,000	9,780,900
Redlands, California, Unified School District, GO (Election of 2008), 5.25%, 7/01/33 (e)	5,000	4,992,950
Riverside, California, COP, 5%, 9/01/28 (b)	3,000	2,711,340
Riverside, California, Unified School District, GO:
(Election of 2001), Series A, 5.25%, 2/01/23 (a)(f)	6,000	6,198,660
(Election of 2001), Series B, 5%, 8/01/30 (a)	7,515	7,062,597
Series C, 5%, 8/01/32 (d)	5,010	4,848,578
Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds (Community Rein Capital Program), Series A, 5%, 12/01/36 (b)	3,000	2,704,560
Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds (Merged Downtown and Oak Park Projects), Series A, 5.036%, 12/01/32 (a)(c)(f)	6,590	1,050,314
Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (e)	2,565	2,529,398
San Bernardino, California, City Unified School District, GO, Series A, 5%, 8/01/28 (e)(g)(h)	5,000	4,872,350
San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Centre City Redevelopment Project), Series A (b):
5.25%, 9/01/24	2,720	2,619,006
5.25%, 9/01/25	2,860	2,720,003
San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5%, 6/01/32 (b)	11,400	10,929,522

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	15

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/ School District (concluded)
San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%, 9/01/27 (a)	$7,910	$7,948,284
San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Housing Set-Aside Merged Area), AMT, Series E, 5.85%, 8/01/27 (a)	7,300	6,815,791
San Juan, California, Unified School District, GO (Election of 2002), 5%, 8/01/28 (a)	4,250	4,076,218
San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 6/01/29 (a)	4,350	4,289,622
Santa Rosa, California, High School District, GO (Election of 2002), 5%, 8/01/28 (a)	2,500	2,397,775
South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe Redevelopment Project Area Number 1), Series A, 5%, 10/01/29 (e)	1,645	1,555,693
Ventura County, California, Community College District, GO, Refunding, Series A, 5%, 8/01/27 (a)	3,395	3,401,756
Vista, California, COP (Community Projects), 5%, 5/01/37 (a)	6,750	5,559,705
Vista, California, Unified School District, GO, Series B, 5%, 8/01/28 (a)(f)	2,550	2,445,731
West Contra Costa, California, Unified School District, GO:
(Election of 2005), Series B, 5.625%, 8/01/35 (i)	7,500	7,613,025
(Election of 2002), Series B, 5%, 8/01/32 (e)	6,690	6,327,603

		280,316,691

Education — 3.8%
California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.50%, 10/01/32	5,000	5,030,900
California Educational Facilities Authority, Student Loan Revenue Bonds (CalEdge Loan Program), AMT, 5.55%, 4/01/28 (b)	7,355	6,587,284
San Diego County, California, COP (Salk Institute for Bio Studies), 5.75%, 7/01/31 (a)	5,200	4,960,592

		16,578,776

Hospitals/Health Care — 3.7%
California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	3,685	3,729,258
California Statewide Communities Development Authority Revenue Bonds:
(Adventist), Series B, 5%, 3/01/37 (d)	5,850	5,031,760
(Sutter Health), Series D, 5.05%, 8/15/38 (d)	7,925	6,928,193
California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	900	748,971

		16,438,182

Municipal Bonds	Par (000)	Value

California (continued)

Housing — 3.0%
California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT:
Series A, 6.35%, 12/01/29 (g)(h)(j)	$210	$216,961
Series B, 6.25%, 12/01/31 (g)(h)	95	96,282
California State Department of Veteran Affairs, Home Purchase Revenue Refunding Bonds, Series A, 5.35%, 12/01/27 (b)	12,680	12,732,495
San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT, Series A-1, 6.25%, 12/01/31	155	160,620

		13,206,358

State — 5.6%
California State, GO, 6.25%, 10/01/19 (a)	860	862,494
California State, GO, Refunding, Veterans, AMT, Series B, 5.70%, 12/01/32 (b)	19,865	17,730,307
California State Public Works Board, Lease Revenue Bonds (Various University Projects), Series D, 5%, 5/01/26 (a)	6,010	5,968,351

		24,561,152

Transportation — 13.6%
Port of Oakland, California, Revenue Bonds, AMT, Series K (a)(f):
5.875%, 11/01/17	2,745	2,765,807
5.75%, 11/01/29	7,500	6,737,475
Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (a)(f)	19,040	16,132,973
San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT, Series A, 5.25%, 9/01/19 (a)	5,400	5,281,038
San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 7/01/34 (a)	10,500	10,076,535
San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series:
6.75%, 5/01/19	4,420	4,614,392
Issue 34E, 5.75%, 5/01/24 (e)	5,000	4,808,150
Issue 34E, 5.75%, 5/01/25 (e)	3,500	3,332,875
San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A (e):
6.10%, 1/01/20	1,000	1,006,040
6.125%, 1/01/27	985	960,188
San Jose, California, Airport Revenue Bonds, Series D, 5%, 3/01/28 (a)	4,135	3,967,822

		59,683,295

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Utilities — Electric & Gas — 3.2%
Glendale, California, Electric Revenue Bonds, 5%, 2/01/32 (a)	$4,390	$4,061,804
Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%, 7/01/37 (b)	5,000	4,787,850
Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%, 7/01/28 (a)	5,500	5,275,435

		14,125,089

Utilities — Irrigation, Resource Recovery, Solid Waste & Other — 0.9%
Sacramento, California, Municipal Utility District Financing Authority Revenue Bonds (Consumers Project), 5%, 7/01/21 (a)	4,500	4,080,330

Utilities — Water & Sewer — 19.7%
Contra Costa, California, Water District, Water Revenue Refunding Bonds:
Series L, 5%, 10/01/32 (e)	4,135	4,033,858
Series O, 5%, 10/01/24 (b)	1,735	1,787,171
East Bay, California, Municipal Utility District, Wastewater System Revenue Refunding Bonds, Sub-Series A (b):
5%, 6/01/33	4,000	3,889,960
5%, 6/01/37	7,985	7,703,129
East Bay, California, Municipal Utility District, Water System Revenue Refunding Bonds, Series A, 5%, 6/01/37 (f)	6,000	5,754,060
East Bay Municipal Utility District, California, Water System Revenue Bonds, Sub-Series A, 5%, 6/01/35 (a)	15,000	14,529,450
El Centro, California, Financing Authority, Water Revenue Bonds, Series A, 5.25%, 10/01/35 (e)	1,100	949,091
Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and Improvement Project), Series 1 (e):
5%, 6/01/32	5,000	4,539,050
5%, 6/01/37	6,000	5,320,500
Madera, California, Public Financing Authority, Water and Wastewater Revenue Refunding Bonds, 5%, 3/01/36 (a)	2,010	1,814,367
Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/33 (a)(f)	7,175	7,044,774
Napa, California, Water Revenue Bonds, 5%, 5/01/35 (b)	9,070	8,502,853
Oakland, California, Sewer Revenue Bonds, Series A, 5%, 6/15/29 (e)	4,270	4,121,618
Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and Headworks Projects), Series A, 5.25%, 6/01/34 (a)(f)	10,000	9,438,100

Municipal Bonds	Par (000)	Value

California (continued)

Utilities — Water & Sewer (concluded)
Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital Improvement Projects), Series A, 5%, 10/01/31 (a)	$2,600	$2,422,967
Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%, 9/15/33 (a)(e)	3,000	2,783,520
Vallecitos Water District and Wastewater Enterprise, California, COP, Refunding, Series A, 5%, 7/01/27 (e)	2,000	2,004,000

		86,638,468

Total Municipal Bonds — 117.3%		515,628,341

Municipal Bonds Transferred to Tender Option Bond Trusts (k)

County/City/Special District/ School District — 5.4%
Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5%, 7/01/37	15,000	14,709,300
Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125%, 8/01/37 (a)	9,300	9,129,066

		23,838,366

Education — 5.7%
California State University, Systemwide Revenue Bonds, Series A, 5%, 11/01/39 (e)	4,860	4,583,417
Fremont, California, Unified School District, Alameda County, GO (Election of 2002), Series B, 5%, 8/01/30 (e)	5,997	5,865,540
Los Angeles, California, Community College District, GO (Election of 2003), Series E, 5%, 8/01/31 (e)	7,497	7,290,088
University of California Revenue Bonds, Series L, 5%, 5/15/40	7,398	7,016,876

		24,755,921

Transportation — 7.5%
Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.375%, 5/15/24	15,150	13,985,571
San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%, 7/01/30 (a)	19,630	19,150,243

		33,135,814

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	17

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (k)	Par (000)	Value

California (concluded)

Utilities — Electric & Gas — 0.8%
Anaheim, California, Public Financing Authority, Electric System Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (e)	$3,568	$3,418,448

Utilities — Water & Sewer — 12.4%
Los Angeles, California, Department of Water and Power, Power System Revenue Refunding Bonds, Series A, Sub-Series A-2, 5%, 7/01/27 (a)	16,000	15,549,120
Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%, 7/01/31 (e)	5,007	4,836,955
Rancho, California, Water District Financing Authority, Revenue Refunding Bonds, Series A, 5%, 8/01/34 (e)	9,277	8,975,430
San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A (e):
5%, 5/01/30	7,350	7,189,403
5%, 5/01/31	10,000	9,711,600
San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (e)	8,510	8,208,065

		54,470,573

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.8%		139,619,122

Total Long-Term Investments (Cost — $701,175,204) — 149.1%		655,247,463

Short-Term Securities

California — 5.7%

Utilities — Water & Sewer — 2.3%
East Bay Municipal Utility District, California, Water System Revenue Refunding Bonds, VRDN, Sub-Series B, 1.25%, 2/04/09 (e)(l)	10,000	10,000,000

Transportation — 3.4%
Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (a)(l)	15,000	15,000,000

	Shares

Money Market Fund — 6.8%

CMA California Municipal Money Fund, 0.18% (m)(n)	29,933,000	29,933,000

Total Short-Term Securities (Cost — $54,933,000) — 12.5%		54,933,000

Total Investments (Cost — $756,108,204*) — 161.6%		710,180,463

Liabilities in Excess of Other Assets — (0.2)%		(724,290)

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (17.6)%		(77,649,638)

Preferred Shares, at Redemption Value — (43.8)%		(192,327,876)

Net Assets Applicable to Common Shares — 100.0%		$439,478,659

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$678,735,234

Gross unrealized appreciation	$1,602,961
Gross unrealized depreciation	(47,327,555)

Net unrealized depreciation	$(45,724,594)

(a)	MBIA Insured.

(b)	AMBAC Insured.

(c)	Represents a zero-coupon bond. Rate shown is the effective yield at the time of purchase.

(d)	Assured Guaranty Insured.

(e)	FSA Insured.

(f)	FGIC Insured.

(g)	FNMA Collateralized.

(h)	GNMA Collateralized.

(i)	BHAC Insured.

(j)	FHLMC Collateralized.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(l)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	29,726,747	$127,654

(n)	Represents the current yield as of report date.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield California Insured Fund, Inc. (MCA)

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$29,933,000
Level 2	680,247,463
Level 3	—

Total	$710,180,463

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	19

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.8%

Alabama Special Care Facilities Financing Authority of Mobile, Revenue Refunding Bonds (Ascension Health Credit), Series D, 5%, 11/15/39 (a)	$6,810	$5,799,328

Alaska — 0.6%

Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth Series, 6%, 7/01/18 (b)	3,495	4,215,809

Arizona — 3.1%

Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%, 7/01/36 (c)	21,355	13,302,670
Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series A-2, 5.80%, 7/01/40 (d)(e)(f)	5,470	5,402,063
Salt River Project, Arizona, Agriculture Improvement and Power District, Electric System Revenue Bonds, Series A, 5%, 1/01/37	5,000	4,874,900

		23,579,633

California — 14.3%

Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A, 5.40%, 10/01/24 (g)(h)	10,000	7,973,600
Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds (Municipal Facilities Project), Series A, 5.50%, 1/01/32 (a)	5,000	5,002,450
California Statewide Communities Development Authority Revenue Bonds (b):
(Saint Joseph Home Care), Series E, 5.25%, 7/01/47	11,800	10,395,446
(Sutter Health), Series D, 5.05%, 8/15/38	7,400	6,469,228
California State, GO, 5.50%, 4/01/30 (a)	10	9,962
California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series C, 5.25%, 6/01/28	5,500	5,108,400
California State University, Revenue Refunding Bonds, DRIVERS, Series 2646Z, 8.819%, 5/01/15 (b)(i)	3	2,273
Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%, 8/01/28 (a)	5,800	5,882,360
Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (a)(c)	15,000	12,984,900
Mendocino-Lake Community College District, California, GO (Election of 2006), Series A, 5%, 8/01/31 (a)	1,485	1,384,376
Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (a)(c)	8,465	7,172,564
Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (b)	1,900	1,758,944
Riverside County, California, Public Financing Authority, Tax Allocation Revenue Bonds (Redevelopment Projects), 5%, 10/01/35 (j)	10,000	7,434,900

Municipal Bonds	Par (000)	Value

California (concluded)

Sacramento County, California, Airport System Revenue Bonds, AMT, Senior Series A, 5%, 7/01/41 (b)	$18,000	$16,772,940
San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%, 3/01/32 (h)	11,965	10,189,992
San Mateo, California, Union High School District, COP (Phase One Projects), Series B, 4.758%, 12/15/43 (g)(h)	3,250	1,482,293
Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking & Capital Projects), 5.25%, 9/01/34 (a)(c)	8,310	7,361,330

		107,385,958

Colorado — 0.8%

Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley Health Care), Series C, 5.25%, 3/01/40 (b)	7,000	5,996,690

District of Columbia — 1.7%

District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35 (v)	4,280	4,477,650
Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series B, 5%, 10/01/32 (h)	10,000	8,035,200

		12,512,850

Florida — 12.2%

Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (b)	15,000	14,171,850
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, DRIVERS, AMT, Series 2586Z, 7.992%, 10/01/15 (i)(j)(k)	37	22,269
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT:
5.375%, 10/01/25 (a)(c)	10,750	9,331,645
5.375%, 10/01/27 (a)(c)	1,000	845,810
Series A, 5%, 10/01/35 (j)(k)	10,000	7,920,100
Series A, 5.50%, 10/01/41 (b)	15,000	12,618,750
Miami-Dade County, Florida, GO (Building Better Communities Program), Series B, 6.375%, 7/01/28	6,000	6,556,860
Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/31 (k)	4,125	3,932,156
Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, Series C, 6%, 10/01/23 (l)	20,095	22,266,265
Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	15,000	13,996,200

		91,661,905

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia — 2.0%

Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%, 1/01/33 (b)	$12,500	$12,482,500
Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A, 6.25%, 7/15/33 (m)(n)	13,170	2,600,943

		15,083,443

Hawaii — 0.3%

Hawaii State, GO, Series CX, 5.50%, 2/01/21 (b)	2,000	2,159,280

Illinois — 16.8%

Chicago, Illinois, GO, Refunding, Series A, 5.25%, 1/01/24 (k)	11,000	11,558,910
Chicago, Illinois, O’Hare International Airport, General Airport Revenue Bonds, Third Lien, AMT, Series B-2 (a):
5.25%, 1/01/27	16,685	13,952,498
6%, 1/01/27	26,230	23,946,941
Chicago, Illinois, O’Hare International Airport Revenue Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (b)	16,400	13,956,236
Illinois Health Facilities Authority Revenue Bonds (Delnor Hospital) (b):
Series B, 5.25%, 5/15/32	6,150	5,610,583
Series D, 5.25%, 5/15/32	10,000	9,122,900
Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A (a)(c):
5%, 2/01/35	25,000	22,641,750
5.25%, 2/01/35	15,000	14,090,400
Northern Illinois Municipal Power Agency, Power Project Revenue Refunding Bonds (Prairie State Project), Series A, 5%, 1/01/37 (a)	11,900	10,253,754
Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%, 6/01/20 (a)(c)	1,000	1,293,250

		126,427,222

Indiana — 0.9%

Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess Hospital Obligated Group), Series A, 5.375%, 3/01/34 (h)	2,250	1,774,080
Indianapolis, Indiana, Gas Utility Revenue Refunding Bonds, Second Lien, Series B, 5.25%, 8/15/27 (k)	5,000	5,029,700

		6,803,780

Kentucky — 1.9%

Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System Revenue Bonds, Series A, 5.25%, 5/15/37 (a)(c)	15,155	14,550,315

Louisiana — 4.9%

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program), Series A, 6.30%, 7/01/30 (h)	3,750	3,121,275

Municipal Bonds	Par (000)	Value

Louisiana (concluded)

Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton Rouge General Medical Center Project), 5.25%, 7/01/33 (a)(o)	$15,000	$12,703,350
Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%, 5/01/36 (b)	10,000	9,555,300
New Orleans, Louisiana, Aviation Board Revenue Bonds, AMT, Series A, 5.25%, 1/01/32 (b)	14,030	11,649,109

		37,029,034

Massachusetts — 6.0%

Boston, Massachusetts, Housing Authority, Capital Program Revenue Bonds (b):
5%, 4/01/23	1,570	1,623,929
5%, 4/01/28	520	512,398
Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B, 5.40%, 12/01/28 (a)	2,500	2,215,975
Massachusetts State, HFA, M/F Housing Revenue Bonds, Series B, 7%, 12/01/38	3,440	3,679,218
Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A, 5.15%, 7/01/26 (b)	11,910	12,384,613
Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.875%, 12/01/38 (b)	12,860	10,378,020
Massachusetts State Port Authority, Special Facilities Revenue Refunding Bonds (BOSFUEL Project), AMT, 5%, 7/01/38 (a)(c)	19,755	14,565,559

		45,359,712

Michigan — 5.9%

Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Senior Lien, Series D, 5%, 7/01/23 (b)	9,085	8,627,752
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (h)	4,325	2,962,711
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6.25%, 10/15/38	3,125	3,266,156
Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.95%, 4/01/44 (b)	10,000	8,015,600
Michigan State Revenue Bonds, GAN, 5.25%, 9/15/26 (b)	6,650	6,669,219
Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT (j):
Series A, 5.50%, 6/01/30	8,000	6,505,520
Series C, 5.65%, 9/01/29	5,000	4,178,900
Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT, 5.375%, 12/01/32 (k)	5,000	4,253,000

		44,478,858

Minnesota — 0.9%

Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (k)	6,600	6,971,052

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	21

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri — 0.4%

Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke’s Health System), VRDN, Series A, 5.50%, 11/15/35 (s)	$3,270	$3,016,379
Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeownership Loan Program), AMT, Series C-1, 7.15%, 3/01/32 (e)(f)	95	101,269

		3,117,648

Nevada — 5.1%

Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%, 7/01/30 (a)(c)	20,000	17,960,600
Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 5.25%, 7/01/34 (h)	12,675	8,392,751
Las Vegas, Nevada, Convention and Visitors Authority Revenue Bonds, 5%, 7/01/37 (h)	11,950	10,763,484
Reno, Nevada, Capital Improvement Revenue Bonds, 5.50%, 6/01/19 (c)	1,165	1,173,330

		38,290,165

New Jersey — 1.6%

New Jersey EDA, Cigarette Tax Revenue Bonds:
5.75%, 6/15/29	3,060	2,277,221
5.75%, 6/15/34	13,960	10,055,248

		12,332,469

New Mexico — 0.3%

New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds (Student Loan Program), AMT, First Sub-Series A-2, 6.65%, 11/01/25	1,605	1,604,984
New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2, 6.95%, 9/01/31 (e)(f)	315	331,245

		1,936,229

New York — 4.4%

New York City, New York, GO:
Series A-1, 5.25%, 8/15/24	6,650	6,754,073
Series J, 5.25%, 5/15/24	10,000	10,101,200
Series J, 5.25%, 5/15/25	550	552,552
Series M, 5%, 4/01/30 (k)	5,000	4,865,950
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Presbyterian Hospital of New York), 5%, 8/15/36 (b)(o)	9,005	8,122,600
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities), Series B, 5%, 2/15/28 (b)	2,700	2,625,615

		33,021,990

Municipal Bonds	Par (000)	Value

Ohio — 1.7%

Lorain County, Ohio, Hospital Revenue Refunding Bonds (Catholic Healthcare Partners), Series C-2, 5%, 4/01/33 (b)	$14,200	$12,647,656

Oklahoma — 0.5%

Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (f)	4,748	3,918,278

Pennsylvania — 4.1%

Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 70A, 5.80%, 4/01/27	4,740	4,412,561
Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds:
Series A, 5.50%, 12/01/31 (h)	15,600	15,831,816
Series A1, 5%, 6/01/38 (k)	5,000	4,828,100
Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Sub-Series C, 6.25%, 6/01/38 (k)	5,695	6,154,245

		31,226,722

Rhode Island — 0.3%

Rhode Island State Economic Development Corporation, Airport Revenue Bonds, AMT, Series A, 5.25%, 7/01/38 (k)	3,000	2,453,820

South Carolina — 1.9%

Charleston Educational Excellence Financing Corporation, South Carolina, Revenue Bonds (Charleston County School District) (k):
5.25%, 12/01/28	3,895	3,791,744
5.25%, 12/01/29	3,215	3,088,843
5.25%, 12/01/30	1,160	1,102,104
Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue Refunding Bonds (o):
5%, 12/01/30	2,775	2,543,593
5%, 12/01/31	3,690	3,353,361
South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (b)	645	651,418

		14,531,063

Tennessee — 0.2%

Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%, 1/01/26 (b)	1,845	1,767,676

Texas — 21.6%

Canyon, Texas, Regional Water Authority, Contract Revenue Bonds (Wells Ranch Project), 5%, 8/01/32 (h)	8,185	7,561,549
Dallas, Texas, Independent School District, GO, 6.375%, 2/15/34	10,000	10,948,200

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)

Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Series A, 5%, 11/01/35 (b)	$1,000	$791,760
Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.625%, 11/01/26 (a)(c)	15,000	13,925,550
Harris County, Texas, Hospital District, Senior Lien Revenue Refunding Bonds, Series A, 5.25%, 2/15/37 (a)	10,000	8,913,700
Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G (a):
5.75%, 11/15/19	1,665	1,671,893
5.75%, 11/15/20	3,500	3,464,545
5.25%, 11/15/30	10,000	7,879,500
Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 5%, 11/15/36 (b)	10,695	10,335,862
Judson, Texas, Independent School District, School Building, GO, 5%, 2/01/37 (k)	10,000	9,621,200
Matagorda County, Texas, Navigation District Number 1, PCR, Refunding (Central Power and Light Company Project), AMT, 5.20%, 5/01/30 (a)	6,250	4,514,688
North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier:
Series A, 6%, 1/01/25	6,250	6,357,500
Series A, 5.125%, 1/01/28 (a)	22,000	20,259,140
Series B, 5.75%, 1/01/40 (a)	10,000	9,422,700
Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds, AMT, Series A, 5.45%, 9/01/23 (a)(e)(f)	4,670	4,641,933
Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A (h):
5%, 8/15/42	10,000	8,053,500
5.50%, 8/15/39	10,000	8,803,600
Texas State University, System Financing Revenue Refunding Bonds:
5.25%, 3/15/24	5,000	5,268,650
5.25%, 3/15/25	9,000	9,396,000
5.25%, 3/15/26	10,000	10,364,700

		162,196,170

Vermont — 0.4%

Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50%, 11/01/38 (b)	3,000	2,682,570
Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30%, 11/01/19 (b)	375	381,326

		3,063,896

Virginia — 0.3%

Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (h)	2,500	2,225,650

Municipal Bonds	Par (000)	Value

Washington — 7.8%

Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%, 7/01/37 (h)	$3,030	$2,479,267
Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65%, 7/01/32 (a)	6,000	5,241,120
King County, Washington, Public Hospital District Number 001, GO, Refunding, Series A, 5%, 12/01/37 (k)	13,995	13,457,032
Port of Seattle, Washington, Revenue Bonds, DRIVERS, AMT, Series 2553, 8.967%, 1/01/12 (a)(i)	3	1,781
Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75%, 6/01/32 (a)	10,000	9,923,000
Seattle, Washington, Housing Authority Revenue Bonds (High Rise Rehabilitation Program — Phase 3), AMT, 5.15%, 11/01/27 (b)	6,255	5,670,533
Skagit County, Washington, Public Hospital District, GO, Series A (a):
5.25%, 12/01/25	4,945	4,999,098
5.25%, 12/01/26	5,450	5,479,485
Washington State Health Care Facilities Authority Revenue Bonds (Providence Health System), Series A, 5.25%, 10/01/21 (a)	6,150	6,215,375
Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Catholic Health Initiatives), Series D, 6.375%, 10/01/36	5,500	5,521,010

		58,987,701

West Virginia — 0.2%

Harrison County, West Virginia, County Commission for Solid Waste Disposal Revenue Bonds (Monongahela Power), AMT, Series C, 6.75%, 8/01/24 (h)	1,325	1,290,060

Wisconsin — 0.4%

Wisconsin State Health and Educational Facilities Authority Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32	3,395	3,163,325

Puerto Rico — 1.5%

Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3 (a)(q):
6%, 7/01/26	5,240	5,005,615
6%, 7/01/27	4,235	3,991,911
6%, 7/01/28	2,750	2,573,505

		11,571,031

Total Municipal Bonds — 125.8%		947,756,418

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	23

Schedule of Investments (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (r)	Par (000)	Value

California — 10.9%

Alameda County, California, Joint Powers Authority, Lease Revenue Refunding Bonds, 5%, 12/01/34 (b)	$6,990	$6,679,225
California State University, Systemwide Revenue Refunding Bonds, Series A, 5%, 11/01/16 (h)	18,435	17,595,839
Las Virgenes, California, Unified School District, GO, Series A, 5%, 8/1/31 (b)	10,000	9,710,553
Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/37 (b)	10,780	10,325,946
Riverside, California, Electric Revenue Bonds, Series D, 5%, 10/01/38 (b)	20,000	18,963,200
San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (b)	9,370	9,037,552
San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5%, 7/01/36 (b)	10,000	9,701,849

		82,014,164

Connecticut — 0.7%

Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), Series T-1, 4.70%, 7/01/29	5,010	5,016,713

Florida — 1.5%

Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, 5%, 10/01/40 (j)(k)	15,000	11,705,071

Georgia — 1.3%

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Third Indenture, Series B, 5%, 7/01/37 (b)	10,000	9,820,808

Illinois — 2.1%

Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25, 7/01/38	10,000	10,742,800
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%, 6/15/23 (a)	4,799	5,032,384

		15,775,184

New Jersey — 1.5%

Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)	10,000	11,326,900

Municipal Bonds Transferred to Tender Option Bond Trusts (r)	Par (000)	Value

New York — 4.5%

New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series DD, 5%, 6/15/37	$17,567	$16,649,253
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125%, 7/15/30 (b)	19,500	17,241,120

		33,890,373

Ohio — 0.6%

Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives), Series C-1, 5%, 10/01/41 (b)	4,990	4,234,664

Texas — 1.7%

Friendswood, Texas, Independent School District, GO, 5%, 2/15/37	12,955	12,705,647

Virginia — 0.5%

University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	3,950	3,958,493

Washington — 7.9%

Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/34 (b)	17,000	16,566,160
Houston, Texas, Independent School District, GO, 5%, 2/15/33	10,000	9,916,800
King County, Washington, Sewer Revenue Bonds, 5%, 1/01/37 (b)	15,785	15,299,295
Port of Seattle, Washington, Revenue Refunding Bonds, AMT, Series B, 5.20%, 7/01/29 (a)	20,565	17,606,313

		59,388,568

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.2%		249,836,585

Total Long-Term Investments (Cost — $1,316,958,572) — 159.0%		1,197,593,003

Short-Term Securities

California — 0.5%

Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 2/05/09 (a)(s)	4,000	4,000,000

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield Insured Fund, Inc. (MYI)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Pennsylvania — 1.4%

Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.75%, 2/05/09 (b)(s)	$10,000	$10,000,000

	Shares

Money Market Fund — 7.5%

Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (t)(u)	56,743,907	56,743,907

Total Short-Term Securities (Cost — $70,743,907) — 9.4%		70,743,907

Total Investments
(Cost — $1,387,702,479*) — 168.4%		1,268,336,910

Other Assets Less Liabilities — 0.6%		4,593,234

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (18.9)%		(142,645,295)

Preferred Shares, at Redemption Value — (50.1)%		(377,256,535)

Net Assets Applicable to Common Shares — 100.0%		$753,028,314

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,253,642,151

Gross unrealized appreciation	$14,667,095
Gross unrealized depreciation	(141,883,016)

Net unrealized depreciation	$(127,215,921)

(a)	MBIA Insured.

(b)	FSA Insured.

(c)	FGIC Insured.

(d)	FHLMC Collateralized.

(e)	FNMA Collateralized.

(f)	GNMA Collateralized.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(h)	AMBAC Insured.

(i)	Variable rate security. Rate shown is as of report date.

(j)	XL Capital Insured.

(k)	Assured Guaranty Insured.

(l)	BHAC Insured.

(m)	Non-income producing security.

(n)	Issuer filed for bankruptcy and/or is in default of interest payments.

(o)	FHA Insured.

(p)	CIFG Insured.

(q)	Commonwealth Guaranteed.

(r)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(s)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date. This rate changes periodically based upon prevailing market rates.

(t)	Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	30,589,501	$393,051

(u)	Represents the current yield as of report date.

(v)	When issued security.

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$56,743,907
Level 2	1,211,593,003
Level 3	—

Total	$1,268,336,910

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	25

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 142.4%

County/City/Special District/School District — 34.6%
Adrian, Michigan, City School District, GO, 5%, 5/01/14 (a)(e)	$2,400	$2,794,224
Anchor Bay, Michigan, School District, School Building and Site, GO, Series II, 5.75%, 5/01/10 (a)(c)	3,165	3,363,857
Bullock Creek, Michigan, School District, GO, 5.50%, 5/01/10 (a)(d)	2,150	2,279,237
Detroit, Michigan, City School District, GO:
(School Building and Site Improvement), Series A, 5%, 5/01/13 (a)(c)	2,000	2,289,080
(School Building and Site Improvement), Series A, 5.375%, 5/01/13 (a)(c)	1,480	1,716,711
(School Building and Site Improvement), Series B, 5%, 5/01/28 (c)	1,900	1,779,312
Series A, 5.50%, 5/01/12 (a)(e)	1,700	1,924,315
East Grand Rapids, Michigan, Public School District, GO, 6%, 5/01/09 (a)(e)	6,300	6,388,326
Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25%, 5/01/23 (e)	2,000	2,077,300
Gibraltar, Michigan, School District, GO (School Building and Site) (c):
5%, 5/01/14 (a)	3,065	3,568,457
5%, 5/01/28	585	585,222
Grand Blanc, Michigan, Community Schools, GO (c)(d):
5.625%, 5/01/17	1,000	1,086,990
5.625%, 5/01/18	1,000	1,068,810
5.625%, 5/01/19	1,100	1,175,691
Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding (c):
5%, 5/01/14 (a)	215	250,316
5%, 5/01/34	10	9,692
Hartland, Michigan, Consolidated School District, GO, 6%, 5/01/10 (a)(c)	4,500	4,798,485
Haslett, Michigan, Public School District, School Building and Site, GO,, 5.625%, 11/01/11 (a)(d)	1,275	1,428,370
Jackson, Michigan, Public Schools, GO, 5.375%, 5/01/10 (a)(c)	3,975	4,207,736
Lakewood, Michigan, Public Schools, GO, DRIVERS, Series 2624Z, 9.547%, 5/01/15 (e)(f)	2	2,188
Ludington, Michigan, Area School District, GO, 5.25%, 5/01/23 (d)	1,440	1,510,790
New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5%, 5/01/35 (e)	1,200	1,170,780
Reed, Michigan, City Public Schools, School Building and Site, GO, 5%, 5/01/14 (a)(e)	1,000	1,164,260
Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5%, 5/01/14 (a)(e)	1,000	1,162,620
Sparta, Michigan, Area Schools, School Building and Site, GO, 5%, 5/01/14 (a)(c)	1,000	1,164,260
Thornapple Kellogg School District, Michigan, GO, Refunding, 5%, 5/01/32 (d)	1,500	1,471,575
Zeeland, Michigan, Public Schools, School Building and Site, GO, 5%, 5/01/29 (d)	1,230	1,212,952

		51,651,556

Municipal Bonds	Par (000)	Value

Michigan (continued)

Education — 6.2%
Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds (Hillsdale College Project), 5%, 3/01/35	$1,125	$925,189
Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds:
(College for Creative Studies), 5.85%, 6/01/12 (a)	550	625,438
(College for Creative Studies), 5.90%, 6/01/12 (a)	1,000	1,138,770
(Hope College), Series A, 5.90%, 4/01/32	1,000	817,780
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-Q, 5%, 3/01/31 (b)	500	342,510
Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 5.10%, 10/15/09 (b)(h)	1,185	1,177,001
Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%, 7/01/24 (c)(d)	1,450	1,426,989
South Lyon, Michigan, Community Schools, GO, Series A, 5.75%, 5/01/10 (a)(d)	2,650	2,817,533

		9,271,210

Hospitals/Health Care — 25.3%
Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds, 5.80%, 11/01/24 (g)	2,170	1,744,723
Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center), Series A (g):
5.375%, 7/01/20	385	282,451
6%, 7/01/20	775	605,097
Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A, 5.50%, 7/15/11 (a)(d)	3,000	3,331,380
Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan Obligation Group), Series A, 5.50%, 4/15/18 (b)	1,000	1,008,290
Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
(Crittenton Hospital), Series A, 5.625%, 3/01/27	1,300	1,096,966
(Oakwood Obligated Group), Series A, 5%, 7/15/25	3,110	2,541,865
(Oakwood Obligated Group), Series A, 5%, 7/15/37	3,340	2,378,481
(Sparrow Obligated Group), 5%, 11/15/31	1,595	1,174,877
Michigan State Hospital Finance Authority Revenue Bonds:
(McLaren Health Care Corporation), Series C, 5%, 8/01/35	1,585	1,128,932
(Mercy Health Services), Series R, 5.375%, 8/15/26 (b)(h)	2,000	2,005,960
(Trinity Health Credit Group), Series A, 6.125%, 12/01/23	940	988,466
(Trinity Health Credit Group), Series A, 6.25%, 12/01/28	570	580,836
(Trinity Health Credit Group), Series A, 6.50%, 12/01/33	1,400	1,433,740

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (continued)

Hospitals/Health Care (concluded)
Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
(Ascension Health Credit), Series A, 6.25%, 11/15/09 (a)(d)	$3,760	$3,967,101
(McLaren Health Care Corporation), 5.75%, 5/15/38	1,500	1,202,160
(Trinity Health Credit Group), Series A, 6%, 12/01/20	1,400	1,446,410
(Trinity Health Credit Group), Series C, 5.375%, 12/01/23	1,000	1,003,530
(Trinity Health Credit Group), Series A, 6%, 12/01/27 (b)	5,500	5,542,130
(Trinity Health Credit Group), Series C, 5.375%, 12/01/30	1,950	1,804,803
(Trinity Health Credit Group), Series D, 5%, 8/15/34	1,650	1,412,746
Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,000	1,021,760

		37,702,704

Housing — 2.3%
Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess Towers Apartments), AMT, 5.25%, 2/20/48 (i)	1,000	842,180
Michigan State, HDA, Rental Housing Revenue Bonds, AMT:
Series A, 5.30%, 10/01/37 (d)	25	21,700
Series B, 4.85%, 10/01/37 (e)	1,500	1,203,900
Series D, 5.125%, 4/01/31 (e)	1,500	1,308,270

		3,376,050

IDA/PCR/Resource Recovery — 17.8%
Delta County, Michigan, Economic Development Corporation, Environmental Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%, 4/15/12 (a)	2,420	2,770,900
Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement Revenue Refunding Bonds (International Paper Company Project), Series A, 5.75%, 6/01/16	2,500	2,101,025
Michigan State, COP, Refunding (New Center Development Inc.), 5.75%, 9/01/11 (d)(h)	5,045	5,622,249
Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.55%, 9/01/29 (d)	9,500	7,838,640
Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95%, 9/01/22 (c)(d)	6,500	7,568,925
Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area Number 3), 5.375%, 6/01/12 (a)(g)	640	724,013

		26,625,752

Municipal Bonds	Par (000)	Value

Michigan (continued)

Lease Obligations — 9.4%
Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50%, 10/01/12 (a)(b)	$665	$763,207
Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 5.20%, 10/15/10 (b)(h)	1,675	1,631,266
Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program):
Series I, 5.50%, 10/15/10 (e)	7,000	7,449,960
Series I, 6.25%, 10/15/38	2,350	2,456,149
Series II, 5%, 10/15/29 (d)	2,000	1,812,860

		14,113,442

Special Tax — 0.7%
Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel, Series A, 5%, 12/01/30 (d)	1,180	1,108,303

State — 2.2%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-B, 5.40%, 6/01/18 (b)	3,000	2,691,810
Oak Park, Michigan, Street Improvement, GO, 5%, 5/01/30 (d)	600	564,054

		3,255,864

Transportation — 16.2%
Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), AMT, Series A, 5.375%, 12/01/15 (d)	6,500	6,553,495
Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport), AMT (d):
5.25%, 12/01/25	4,475	3,923,770
5.25%, 12/01/26	3,700	3,215,485
5%, 12/01/34	5,200	4,026,100
Wayne County, Michigan, Airport Authority, Revenue Refunding Bonds, AMT (j):
5.75%, 12/01/26	3,060	2,880,929
5.375%, 12/01/32	4,300	3,657,580

		24,257,359

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	27

Schedule of Investments (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)

Utilities — Electric & Gas — 10.4%
Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), Series AA, 6.95%, 5/01/11 (c)(d)	$2,000	$2,157,920
Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.40%, 8/01/24 (b)	13,000	13,293,020

		15,450,940

Utilities — Water & Sewer — 17.3%
Detroit, Michigan, Water Supply System Revenue Bonds:
Second Lien, Series B, 5%, 7/01/13 (a)(d)	1,780	2,031,496
Second Lien, Series B, 5%, 7/01/34 (d)	2,620	2,128,619
Senior Lien, Series A, 5.75%, 7/01/11 (a)(c)	1,000	1,113,040
Senior Lien, Series A, 5%, 7/01/13 (a)(d)	1,250	1,426,612
Senior Lien, Series A, 5%, 7/01/25 (e)	3,460	3,155,555
Senior Lien, Series A, 5%, 7/01/34 (d)	4,600	3,737,270
Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Second Lien, Series C, 5%, 7/01/29 (e)	6,475	5,561,572
Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and Improvement Bonds, Series A, 5.50%, 1/01/22 (c)(d)	1,500	1,641,060
Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5%, 6/01/30 (d)	5,300	4,981,841

		25,777,065

Total Municipal Bonds in Michigan		212,590,245

Puerto Rico — 6.9%

Lease Obligations — 2.6%
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/27 (d)	4,200	3,958,920

Special Tax — 1.5%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.05%, 8/01/46 (d)(k)	30,000	2,205,300

State — 0.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.01%, 8/01/43 (d)(k)	12,500	1,145,500

	Par
Municipal Bonds	(000)	Value

Puerto Rico (concluded)

Transportation — 2.0%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (j)	$3,000	$3,026,880

Total Municipal Bonds in Puerto Rico		10,336,600

Total Municipal Bonds — 149.3%		222,926,845

Municipal Bonds Transferred to Tender Option Bond Trusts (l)

California — 11.3%

County/City/Special District/ School District — 6.2%
Lakewood, Michigan, Public Schools, School Building and Site, GO, 5%, 5/01/37 (e)	4,150	4,035,580
Portage, Michigan, Public Schools, School Building and Site, GO, 5%, 5/01/31 (e)	2,850	2,808,390
Saginaw Valley State University, Michigan, Revenue Refunding Bonds, 5%, 7/01/31 (e)	2,500	2,402,175

		9,246,145

Education — 5.1%
Wayne State University, Michigan, University Revenue Refunding Bonds, 5%, 11/15/35 (e)	7,790	7,598,522

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.3%		16,844,667

Total Long-Term Investments (Cost — $250,749,866) — 160.6%		239,771,512

Short-Term Securities	Shares

Money Market Fund — 2.3%
CMA Michigan Municipal Money Fund, 0.26% (m)(n)	3,413,904	3,413,904

Total Short-Term Securities (Cost — $3,413,904) — 2.3%		3,413,904

Total Investments (Cost — $254,163,770*) — 162.9%		243,185,416

Other Assets Less Liabilities — 1.7%		2,574,610

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(9,075,873)

Preferred Shares, at Redemption Value — (58.5)%		(87,359,948)

Net Assets Applicable to Common Shares — 100.0%		$149,324,205

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$245,177,173

	Gross unrealized appreciation	$8,113,712
	Gross unrealized depreciation	(19,135,469)

	Net unrealized depreciation	$(11,021,757)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	AMBAC Insured.

(c)	FGIC Insured.

(d)	MBIA Insured.

(e)	FSA Insured.

(f)	Variable rate security. Rate shown is as of report date.

(g)	ACA Insured.

(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(i)	GNMA Collateralized.

(j)	Assured Guaranty Insured.

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA Michigan Municipal Money Fund	$(567,373)	$33,262

(n)	Represents the current yield as of report date.

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	$3,413,904
Level 2	239,771,512
Level 3	—

Total	$243,185,416

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	29

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 127.1%

County/City/Special District/School District — 31.2%
Buffalo, New York, School, GO, Series D (d)(e):
5.50%, 12/15/14	$1,250	$1,343,425
5.50%, 12/15/16	1,500	1,594,245
Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75%, 5/01/20 (a)	1,900	1,977,387
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A:
4.50%, 2/15/47 (d)	16,275	11,963,590
5%, 2/15/47 (e)	12,150	9,245,056
Huntington, New York, GO, Refunding (b):
5.50%, 4/15/11	485	527,462
5.50%, 4/15/12	460	515,674
5.50%, 4/15/13	455	520,279
5.50%, 4/15/14	450	523,382
5.50%, 4/15/15	450	531,792
Ilion, New York, Central School District, GO, Series B, 5.50%, 6/15/10 (e)(h)	1,675	1,803,288
New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 6.375%, 1/01/39 (g)	1,000	1,014,240
New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough, COP, Series A, 5.625%, 1/01/12 (b)	1,020	1,060,555
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds:
Series S-1, 5.50%, 7/15/38 (g)	6,000	5,939,340
Series S-2, 4.25%, 1/15/34 (d)(e)	5,980	4,774,731
Series S-2, 5%, 1/15/37 (a)(e)	5,000	4,754,450
New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	2,000	1,676,460
New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds:
Series C, 5%, 2/01/33 (e)	16,195	15,475,942
Series E, 5.25%, 2/01/22 (d)	2,500	2,596,250
New York City, New York, City Transitional Finance Authority, Future Tax Secured, Revenue Refunding Bonds:
Series A, 5%, 11/15/26 (e)	1,000	1,004,380
Series D, 5.25%, 2/01/21 (d)	3,000	3,145,680
New York City, New York, GO, Refunding, Series B, 7%, 2/01/18 (b)	70	70,326
New York City, New York, GO, Series B, 5.75%, 8/01/13 (d)	1,280	1,367,309
New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured) (b):
5%, 11/15/30	1,500	1,349,070
5%, 11/15/35	33,750	30,098,250
5%, 11/15/44	13,470	11,638,484

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-5, 5%, 1/15/32	$500	$467,610
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (a)	6,000	5,700,540
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Services Facilities) (a):
AMT, Series C, 5.40%, 2/15/33	6,460	5,497,395
Series A, 5%, 2/15/33	5,400	5,014,980
North Hempstead, New York, GO, Refunding, Series B (d)(e):
6.40%, 4/01/13	1,745	2,035,385
6.40%, 4/01/17	555	684,903
Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews Terrace Apartments Project), AMT, 4.70%, 12/20/38 (l)	1,500	1,180,290
Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project), AMT, Series A, 5%, 1/01/36 (m)	11,500	8,595,905

		145,688,055

Education — 4.9%
Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series A (b):
5%, 7/01/30	5,410	5,163,412
5%, 7/01/35	4,250	3,966,780
New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Nightingale-Bamford School), 5.25%, 1/15/18 (b)	1,275	1,361,649
New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (c)	2,480	1,750,186
New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American Museum of Natural History), Series A (d):
5%, 7/01/36	4,250	4,048,890
5%, 7/01/44	1,500	1,398,960
New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (d)	2,100	1,900,437
New York State Dormitory Authority, Revenue Refunding Bonds (City University System), Series C, 7.50%, 7/01/10 (e)	1,740	1,824,025
Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic Institute), Series B, 5.50%, 8/01/22 (b)	1,255	1,281,305

		22,695,644

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Hospitals/Health Care — 7.4%
Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%, 8/01/09 (a)(i)	$10,830	$11,317,025
New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc. — The New York and Pennsylvania Hospital Leasehold Project), 5.75%, 12/15/29 (a)	7,970	8,090,985
New York State Dormitory Authority, Mortgage Revenue Bonds (Montefiore Medical Center), 5%, 8/01/33 (d)(e)(f)	1,500	1,286,805
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Presbyterian Hospital of New York), 5%, 8/15/36 (a)(f)	5,000	4,510,050
New York State Dormitory Authority Revenue Bonds:
(Eger Health Care and Rehabilitation Center), 6.10%, 8/01/37 (f)	2,905	2,924,957
(New York State Rehabilitation Association), Series A, 5.25%, 7/01/19 (j)	1,180	1,221,276
(New York State Rehabilitation Association), Series A, 5.125%, 7/01/23 (j)	1,000	1,022,150
Series B, 6.50%, 2/15/11 (d)(h)	1,000	1,111,410
New York State Dormitory Authority, State Supported Debt Revenue Bonds (Mental Health Facilities), Series B, 5.25%, 2/15/14 (i)	1,570	1,851,752
Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A, 5.20%, 2/01/13 (a)	1,365	1,390,471

		34,726,881

Housing — 3.9%
Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT:
6.125%, 2/01/20	1,295	1,317,883
6.25%, 2/01/31	1,125	1,091,036
New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT:
Series C, 5%, 11/01/26	1,500	1,363,305
Series C, 5.05%, 11/01/36	2,000	1,612,300
Series H-1, 4.70%, 11/01/40	1,340	1,008,873
New York State Dormitory Authority Revenue Bonds, (Upstate Community Colleges), Series A, 6%, 7/01/10 (a)(i)	1,780	1,932,225
New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing), AMT, Series A, 4.65%, 11/15/38 (k)	3,750	3,188,400
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	1,000	804,040
New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT:
Series 133, 4.95%, 10/01/21	1,540	1,517,116
Series 143, 4.85%, 10/01/27 (d)	2,485	2,168,983
Yonkers, New York, IDA, Revenue Bonds (Monastery Manor associates LP Project), AMT, 5.25%, 4/01/37	2,445	2,014,215

		18,018,376

Municipal Bonds	Par (000)	Value

New York (continued)

IDA/PCR/Resource Recovery — 15.7%
New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%, 11/01/15 (a)	$5,900	$5,909,381
New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project), 5%, 1/01/36 (b)	11,800	9,228,190
(Queens Baseball Stadium Project), 5%, 1/01/39 (b)	5,250	4,053,420
(Queens Baseball Stadium Project), 5%, 1/01/46 (b)	9,900	7,437,672
(Yankee Stadium Project), 5%, 3/01/36 (d)	4,650	3,634,254
(Yankee Stadium Project), 5%, 3/01/46 (e)	13,250	9,557,887
New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal One Group Association Project), AMT, 5.50%, 1/01/24	1,500	1,276,335
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds Series C-1, 5%, 3/15/13 (d)(i)	3,000	3,450,630
Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	4,625	3,670,585
Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds (Ogden Martin System Huntington Project), AMT (b):
6%, 10/01/10	8,530	8,834,180
6.15%, 10/01/11	9,170	9,646,106
6.25%, 10/01/12	6,470	6,860,917

		73,559,557

State — 10.5%
New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (b)	11,200	10,955,616
New York State Dormitory Authority, Lease Revenue Bonds (State University Dormitory Facilities), 5%, 7/01/37 (b)	2,800	2,634,212
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (School District Financing Program) (a):
Series A, 5%, 10/01/35	550	522,781
Series C, 5%, 10/01/37	4,050	3,837,375
New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series E, 5.75%, 10/01/30 (d)	6,900	6,974,244
New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing Program), Series I, 5.75%, 10/01/18 (d)	1,370	1,514,590
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	7,850	8,173,498
New York State Thruway Authority, Highway and Bridge Trust Fund, Second Generation Revenue Bonds, Series B, 5%, 4/01/27	1,500	1,484,010

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	31

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue Bonds, Series A, 5%, 4/01/26 (b)	$4,380	$4,379,693
New York State Urban Development Corporation, Personal Income Tax Revenue Bonds (State Facilities), Series A-1, 5%, 3/15/29 (d)(e)	5,000	4,924,900
New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional Capital Facilities), Series A, 6.50%, 1/01/11 (a)	3,190	3,463,989

		48,864,908

Tobacco — 1.9%
Tobacco Settlement Financing Corporation of New York Revenue Bonds:
Series A-1, 5.25%, 6/01/20 (b)	5,000	5,086,800
Series A-1, 5.25%, 6/01/22 (b)	2,000	2,016,800
Series C-1, 5.50%, 6/01/22	1,900	1,934,257

		9,037,857

Transportation — 34.0%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/35 (d)	5,000	4,521,750
Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue Refunding Bonds, Series A:
5%, 11/15/30 (d)	6,600	6,199,314
5%, 11/15/32 (a)	1,015	936,764
Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	3,200	3,443,200
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
Series A, 5.125%, 11/15/22 (d)(e)	1,390	1,418,815
Series A, 5.125%, 11/15/31 (g)	6,875	6,490,619
Series A, 5.25%, 11/15/31 (d)(e)	2,500	2,409,700
Series A, 5.75%, 11/15/32 (c)	29,300	29,544,948
Series B, 5%, 11/15/28 (d)	1,500	1,438,035
Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding Bonds, Series C, 5.125%, 7/01/12 (a)(i)	1,640	1,854,414
Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series F (d):
5.25%, 11/15/12 (i)	6,235	7,158,154
5%, 11/15/31	5,000	4,658,600
New York State Thruway Authority, General Revenue Bonds, Series F, 5%, 1/01/30 (b)	6,000	5,636,700
New York State Thruway Authority, General Revenue Refunding Bonds (a):
Series G, 4.75%, 1/01/29	7,250	6,865,170
Series G, 4.75%, 1/01/30	9,000	8,389,080
Series H, 5%, 1/01/37 (b)	10,000	9,412,400

Municipal Bonds	Par (000)	Value

New York (continued)

Transportation (concluded)
Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara International Airport), Series B, 5.50%, 4/01/19 (d)	$2,705	$2,734,836
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 141st Series, 4.50%, 9/01/35 (j)	1,000	748,430
Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6 (d):
6.25%, 12/01/10	14,750	14,952,960
6.25%, 12/01/11	7,175	7,241,440
6.25%, 12/01/13	4,425	4,345,704
6.25%, 12/01/14	7,380	7,147,751
5.75%, 12/01/22	10,160	8,157,464
5.75%, 12/01/25	3,500	2,676,870
Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series Y, 6%, 1/01/12 (d)(h)	1,790	1,943,403
Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
5%, 11/15/28 (b)	2,465	2,464,827
Series A, 5.25%, 11/15/30 (d)	6,000	6,014,640

		158,805,988

Utilities — Electric & Gas — 7.2%
Long Island Power Authority, New York, Electric System Revenue Bonds, Series A (b):
5%, 9/01/29	7,000	6,466,110
5%, 9/01/34	7,750	6,937,645
Long Island Power Authority, New York, Electric System Revenue Refunding Bonds (g):
Series A, 6%, 5/01/33	1,500	1,556,835
Series A, 5.75%, 4/01/39	1,015	1,050,464
Series B, 5%, 12/01/35 (a)	4,000	3,801,480
New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (e)	16,250	13,829,075

		33,641,609

Utilities — Water & Sewer — 8.9%
Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6%, 7/01/13 (d)(e)	4,300	4,608,783
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A:
5.75%, 6/15/11 (d)(i)	24,650	27,428,548
4.25%, 6/15/39 (a)	1,050	851,676
5.75%, 6/15/40	1,600	1,680,400

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities — Water & Sewer (concluded)
New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds:
Series A, 5.125%, 6/15/34 (d)	$1,250	$1,216,188
Series A, 5%, 6/15/35 (d)	3,500	3,337,215
Series C, 5%, 6/15/35 (d)	975	929,653
Series F, 5%, 6/15/29 (a)	500	494,305
Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25%, 11/01/10 (d)(h)	1,000	1,108,860

		41,655,628

Utilities — Irrigation, Resource Recovery, Solid Waste & Others — 0.7%
Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste System-Forward), Series A, 5.40%, 1/01/13 (d)	1,700	1,787,907
North Country, New York, Development Authority, Solid Waste Management System, Revenue Refunding Bonds, 6%, 5/15/15 (a)	1,260	1,408,491

		3,196,398

Utility — 0.8%
New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds (Riverbank State Park), 6.25%, 4/01/12 (b)	3,500	3,749,515

Total New York Municipal Bonds — 127.1%		593,640,416

Guam — 0.8%

Transportation — 0.8%
A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C (d):
5.25%, 10/01/21	2,240	2,062,301
5.25%, 10/01/22	2,050	1,844,918

Total Guam Municipal Bonds — 0.8%		3,907,219

Puerto Rico — 11.8%

County/City/Special District/School District — 1.8%
Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7 (d):
6%, 7/01/27	2,000	1,885,200
6%, 7/01/28	4,775	4,468,540
Puerto Rico Municipal Finance Agency, GO, Series A,5%, 8/01/30 (a)	2,000	1,889,240

		8,242,980

Housing — 0.8%
Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	4,000	3,926,280

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State — 3.0%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A (n):
4.62%, 7/01/31 (e)	$22,030	$4,090,530
4.67%, 7/01/35 (b)	3,900	530,127
5.05%, 7/01/43 (b)	8,000	599,040
Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A, 5.50%, 7/01/20 (d)	2,000	1,943,800
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A, 5%, 7/01/31 (b)	4,000	3,252,240
Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series M-3, 6%, 7/01/28 (d)(o)	2,850	2,667,087
Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (i)	700	776,615

		13,859,439

Transportation — 4.3%
Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series CC (a):
5.50%, 7/01/31	5,000	5,044,800
5.25%, 7/01/33	1,000	970,500
5.25%, 7/01/34	4,000	3,863,760
5.25%, 7/01/36	3,750	3,612,750
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series G (e):
5.25%, 7/01/13 (i)	655	764,536
5.25%, 7/01/19	2,265	2,114,695
5.25%, 7/01/21	345	316,883
Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series D, 5.75%, 7/01/12 (i)	3,000	3,393,360

		20,081,284

Utilities — Water & Sewer — 1.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 5.125%, 7/01/47 (g)	10,980	9,098,797

Total Puerto Rico Municipal Bonds — 11.8%		55,208,780

Total Municipal Bonds — 139.7%		652,756,415

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	33

Schedule of Investments (continued)	BlackRock MuniYield New York Insured Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (p)	Par (000)	Value

County/City/Special District/School District — 7.6%
Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/31 (d)	$3,901	$3,634,796
New York City, New York, GO, Series J, 5%, 5/15/23	6,750	6,789,690
New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University), Series A, 5%, 07/01/38	6,498	6,153,388
Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5%, 11/15/32 (d)	19,678	18,985,808

		35,563,682

Education — 0.9%
Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), 5.75%, 5/01/24 (a)	4,238	4,352,536

Special Tax — 6.3%
New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A (b):
5.25%, 10/15/27	13,000	13,215,474
5%, 10/15/32	16,000	16,152,246

		29,367,720

Transportation — 3.8%
Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5%, 11/15/30 (a)	8,460	8,039,284
Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th Series, 5.125%, 7/15/30 (a)	2,500	2,210,400
Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%, 11/15/23 (d)	7,000	7,277,620

		17,527,304

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.6%		86,811,242

Total Long-Term Investments (Cost — $795,463,899) — 158.3%		739,567,657

Short-Term Securities	Shares

Money Market Fund — 6.2%
CMA New York Municipal Money Fund, 0.11% (q)(r)	28,697,315	28,697,315

Total Short-Term Securities (Cost — $28,697,315) — 6.2%		28,697,315

Total Investments (Cost — $824,161,214*) — 164.5%		768,264,972

Other Assets Less Liabilities — 1.9%		8,725,634

Liability for Trust Certificates, Including Interest Expense and Fees Payable — (10.8)%		(50,393,876)

Preferred Shares, at Redemption Value — (55.6)%		(259,530,603)

Net Assets Applicable to Common Shares — 100.0%		$467,066,127

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$773,363,314

Gross unrealized appreciation	$9,366,190
Gross unrealized depreciation	(64,564,060)

Net unrealized depreciation	$(55,197,870)

(a)	FSA Insured.

(b)	AMBAC Insured.

(c)	ACA Insured.

(d)	MBIA Insured.

(e)	FGIC Insured.

(f)	FHA Insured.

(g)	Assured Guaranty Insured.

(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	CIFG Insured.

(k)	FNMA Collateralized.

(l)	GNMA Collateralized.

(m)	XL Capital Insured.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	Commonwealth Guaranteed.

(p)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	14,726,148	$127,707

(r)	Represents the current yield as of report date.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$28,697,315
Level 2	739,567,657
Level 3	—

Total	$768,264,972

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	35

Statements of Assets and Liabilities

January 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Assets

Investments at value — unaffiliated[1]	$421,411,922	$680,247,463	$1,211,593,003	$239,771,512	$739,567,657
Investments at value — affiliated[2]	26,102,900	29,933,000	56,743,907	3,413,904	28,697,315
Cash	—	96,424	98,917	62,565	15,315
Investments sold receivable	21,354,775	—	6,139,060	—	4,230,644
Interest receivable	5,835,285	10,968,244	15,886,425	3,286,304	10,028,236
Dividends receivable — affiliated	—	591	777	—	280
Other assets	—	29,231	46,588	788	32,634
Prepaid expenses	17,771	27,661	54,307	9,539	30,291

Total assets	474,722,653	721,302,614	1,290,562,984	246,544,612	782,602,372

Liabilities

Bank overdraft	7,963,125	—	—	—	—
Income dividends payable — Common Shares	1,117,621	1,838,324	3,768,975	651,765	2,070,913
Investments purchased payable	10,795,512	9,544,621	13,034,589	—	3,012,285
Investment advisory fees payable	172,565	301,488	540,100	105,680	325,864
Interest expense and fees payable	461,561	479,815	734,615	45,873	294,348
Officer’s and Directors’ fees payable	557	25,302	48,101	248	27,545
Payable to other affiliates	2,340	3,808	25,870	1,344	3,828
Other accrued expenses payable	90,867	132,898	214,279	25,549	171,331
Other liabilities	—	—	926	—	—

Total accrued liabilities	20,604,148	12,326,256	18,367,455	830,459	5,906,114

Other Liabilities

Trust certificates[3]	50,863,242	77,169,823	141,910,680	9,030,000	50,099,528

Total Liabilities	71,467,390	89,496,079	160,278,135	9,860,459	56,005,642

Preferred Shares at Redemption Value

$25,000 per share liquidation preferences, plus unpaid dividends[4]	145,312,325	192,327,876	377,256,535	87,359,948	259,530,603

Net Assets Applicable to Common Shareholders	$257,942,938	$439,478,659	$753,028,314	$149,324,205	$467,066,127

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Assets and Liabilities (concluded)

January 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Net Assets Consist of

Common Shares, par value $0.10 per share[5]	$2,235,243	$3,436,120	$6,730,313	$1,206,972	$3,944,596
Paid-in capital in excess of par	296,180,166	494,224,666	943,024,418	162,821,380	549,677,325
Undistributed net investment income	2,230,547	1,392,995	2,891,434	930,629	(140,540)
Accumulated net realized losses	(14,148,050)	(13,647,381)	(80,252,282)	(4,656,422)	(30,519,012)
Net unrealized appreciation/depreciation	(28,554,968)	(45,927,741)	(119,365,569)	(10,978,354)	(55,896,242)

Net Assets Applicable to Common Shareholders	$257,942,938	$439,478,659	$753,028,314	$149,324,205	$467,066,127

Net asset value per Common Share	$11.54	$12.79	$11.19	$12.37	$11.84

[1] Investments at cost — unaffiliated	$449,966,890	$726,175,204	$1,330,958,572	$250,749,866	$795,463,899

[2] Investments at cost — affiliated	$26,102,900	$29,933,000	$56,743,907	$3,413,904	$28,697,315

[3] Represents short-term floating rate
certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	—	1,941	10,379

Par value $0.10 per share	5,812	7,692	15,087	1,553	—

[5] Common Shares outstanding	22,352,426	34,361,200	67,303,125	12,069,721	39,445,962

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	37

Statements of Operations

Six Months Ended January 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Investment Income

Interest	$11,443,218	$18,297,630	$33,324,224	$6,536,275	$20,569,046
Income — affiliated	111,253	129,009	395,568	33,262	129,184

Total income	11,554,471	18,426,639	33,719,792	6,569,537	20,698,230

Expenses

Investment advisory	1,299,560	1,872,014	3,378,896	637,076	2,033,962
Commission for Preferred Shares	160,710	199,844	424,646	95,080	289,971
Accounting services	61,946	118,688	171,419	35,208	113,945
Professional	58,014	60,288	92,739	44,712	76,495
Transfer agent	29,945	43,802	79,120	24,446	50,776
Officer and Directors	18,898	25,665	50,235	10,693	30,113
Printing	15,809	24,288	44,864	9,486	30,409
Custodian	14,082	18,718	33,684	8,666	21,718
Registration	5,064	6,062	12,886	5,020	7,586
Miscellaneous	46,317	53,518	70,409	38,379	53,197

Total expenses excluding interest expense and fees	1,710,345	2,422,887	4,358,898	908,766	2,708,172
Interest expense and fees[1]	892,376	1,401,918	2,582,052	207,625	1,048,608

Total expenses	2,602,721	3,824,805	6,940,950	1,116,391	3,756,780
Less fees waived by advisor	(329,510)	(49,331)	(53,510)	(11,327)	(52,696)
Less fees paid indirectly	—	—	(338)	—	—

Total expenses after waiver and fees paid indirectly	2,273,211	3,775,474	6,887,102	1,105,064	3,704,084

Net investment income	9,281,260	14,651,165	26,832,690	5,464,473	16,994,146

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(9,104,483)	(3,489,160)	(33,580,607)	495,394	(2,160,076)
Futures and forward interest rate swaps	—	—	(3,603,000)	—	77,657

	(9,104,483)	(3,489,160)	(37,183,607)	495,394	(2,082,419)

Net change in unrealized appreciation/depreciation on:
Investments	(20,185,654)	(33,615,182)	(74,925,257)	(11,076,374)	(49,970,534)
Futures and forward interest rate swaps	—	—	1,951,000	—	—

	(20,185,654)	(33,615,182)	(72,974,257)	(11,076,374)	(49,970,534)

Total realized and unrealized loss	(29,290,137)	(37,104,342)	(110,157,864)	(10,580,980)	(52,052,953)

Dividends to Preferred Shareholders From

Net investment income	(2,275,573)	(3,272,982)	(6,479,584)	(1,408,108)	(4,070,709)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(22,284,450)	$(25,726,159)	$(89,804,758)	$(6,524,615)	$(39,129,516)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period October 1, 2007 to July 31, 2008	Year Ended September 30, 2007

Operations

Net investment income	$9,281,260	$17,333,246	$21,591,345
Net realized gain (loss)	(9,104,483)	(975,689)	1,453,420
Net change in unrealized appreciation/depreciation	(20,185,654)	(19,379,156)	(11,297,856)
Dividends to Preferred Shareholders from net investment income	(2,275,573)	(5,637,611)	(7,380,240)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(22,284,450)	(8,659,210)	4,366,669

Dividends to Common Shareholders From

Net investment income	(6,705,728)	(11,176,213)	(13,813,799)

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(28,990,178)	(19,835,423)	(9,447,130)
Beginning of period	286,933,116	306,768,539	316,215,669

End of period	$257,942,938	$286,933,116	$306,768,539

End of period undistributed net investment income	$2,230,547	$1,930,588	$1,649,057

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	39

Statements of Changes in Net Assets	BlackRock MuniYield California Insured Fund, Inc. (MCA)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$14,651,165	$23,394,239	$31,671,735
Net realized gain (loss)	(3,489,160)	4,506,638	(691,224)
Net change in unrealized appreciation/depreciation	(33,615,182)	(30,619,927)	(14,047,467)
Dividends to Preferred Shareholders from net investment income	(3,272,982)	(6,754,719)	(9,517,264)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(25,726,159)	(9,473,769)	7,415,780

Dividends to Common Shareholders From

Net investment income	(11,029,945)	(17,146,239)	(23,228,171)

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(36,756,104)	(26,620,008)	(15,812,391)
Beginning of period	476,234,763	502,854,771	518,667,162

End of period	$439,478,659	$476,234,763	$502,854,771

End of period undistributed net investment income	$1,392,995	$1,044,757	$1,243,580

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock MuniYield Insured Fund, Inc. (MYI)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$26,832,690	$46,868,985	$69,741,370
Net realized loss	(37,183,607)	(25,129,148)	(3,882,395)
Net change in unrealized appreciation/depreciation	(72,974,257)	(88,495,600)	(48,971,838)
Dividends to Preferred Shareholders from net investment income	(6,479,584)	(14,617,148)	(20,832,026)

Net decrease in net assets applicable to Common Shareholders resulting from operations	(89,804,758)	(81,372,911)	(3,944,889)

Dividends to Common Shareholders From

Net investment income	(22,613,850)	(33,920,775)	(45,362,306)

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(112,418,608)	(115,293,686)	(49,307,195)
Beginning of period	865,446,922	980,740,608	1,030,047,803

End of period	$753,028,314	$865,446,922	$980,740,608

End of period undistributed net investment income	$2,891,434	$5,152,178	$9,065,982

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	41

Statements of Changes in Net Assets	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$5,464,473	$8,435,072	$11,701,221
Net realized gain (loss)	495,394	(569,851)	1,293,712
Net change in unrealized appreciation/depreciation	(11,076,374)	(10,107,046)	(6,941,533)
Dividends to Preferred Shareholders from net investment income	(1,408,108)	(2,523,285)	(3,550,430)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(6,524,615)	(4,765,110)	2,502,970

Dividends to Common Shareholders From

Net investment income	(3,910,589)	(6,034,861)	(8,159,131)

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(10,435,204)	(10,799,971)	(5,656,161)
Beginning of period	159,759,409	170,559,380	176,215,541

End of period	$149,324,205	$159,759,409	$170,559,380

End of period undistributed net investment income	$930,629	$784,853	$906,118

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Statements of Changes in Net Assets	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008	Year Ended October 31, 2007

Operations

Net investment income	$16,994,146	$26,222,090	$33,227,508
Net realized gain (loss)	(2,082,419)	(2,008,655)	1,647,832
Net change in unrealized appreciation/depreciation	(49,970,534)	(28,658,722)	(16,660,442)
Dividends to Preferred Shareholders from net investment income	(4,070,709)	(7,500,350)	(10,460,763)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(39,129,516)	(11,945,637)	7,754,135

Dividends to Common Shareholders From

Net investment income	(12,716,342)	(19,052,400)	(25,797,659)

Net Assets Applicable to Common Shareholders

Total decrease in net assets applicable to Common Shares	(51,845,858)	(30,998,037)	(18,043,524)
Beginning of period	518,911,985	549,910,022	567,953,546

End of period	$467,066,127	$518,911,985	$549,910,022

End of period distributions in excess of net investment income	$(140,540)	$(347,635)	$(51,182)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	43

Statements of Cash Flows

Six Months Ended January 31, 2009 (Unaudited)	BlackRock MuniYield California Insured Fund, Inc. (MCA)	BlackRock MuniYield Insured Fund, Inc. (MYI)

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations excluding dividends to Preferred Shareholders	$(22,453,177)	$(83,325,174)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	827,140	317,464
Decrease in prepaid expenses and other assets	(10,927)	(12,170)
Increase in other liabilities	479	(379,314)
Increase (decrease) in other liabilities	37,104,342	106,554,864
Amortization of premium and discount on investments	807,509	4,599,433
Proceeds from sales of long-term securities	114,822,653	365,941,044
Purchases of long-term securities	(31,589,559)	(203,638,761)
Net purchases of short-term investments	(32,726,747)	(20,214,501)

Cash provided by operating activities	66,781,713	169,842,885

Cash Used for Financing Activities

Cash receipts from trust certificates	33,544,140	60,872,278
Cash payments from trust certificates	(85,904,681)	(206,592,706)
Cash dividends paid to Common Shareholders	(11,029,945)	(22,613,850)
Cash dividends paid to Preferred Shareholders	(3,398,721)	(6,662,933)

Cash used for financing activities	(66,789,207)	(174,997,211)

Cash

Net decrease in cash	(7,494)	(5,154,326)
Cash at beginning of period	103,918	5,253,243

Cash at end of period	$96,424	$98,917

Cash Flow Information

Cash paid for interest	$1,325,354	$2,764,881

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights	BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

	Six Months Ended January 31, 2009 (Unaudited)	Period October 1, 2007 to July 31, 2008

			Year Ended September 30,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$12.84	$13.72	$14.15	$14.23	$14.41	$14.37	$14.48

Net investment income[1]	0.42	0.78	0.97	0.93	0.97	1.00	1.02
Net realized and unrealized gain (loss)	(1.32)	(0.91)	(0.45)	0.03	(0.09)	(0.00)[2]	(0.17)
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.25)	(0.33)	(0.29)	(0.18)	(0.09)	(0.10)

Net increase (decrease) from investment operations	(1.00)	(0.38)	0.19	0.67	0.70	0.91	0.75

Dividends to Common Shareholders from net investment income	(0.30)	(0.50)	(0.62)	(0.75)	(0.88)	(0.87)	(0.86)

Net asset value, end of period	$11.54	$12.84	$13.72	$14.15	$14.23	$14.41	$14.37

Market price, end of period	$10.23	$11.30	$12.39	$12.96	$13.90	$13.25	$13.13

Total Investment Return[3]

Based on net asset value	(7.33)%[4]	(2.41)%[4]	1.73%	5.19%	5.35%	7.12%	5.95%

Based on market price	(6.66)%[4]	(4.89)%[4]	0.31%	(1.37)%	11.92%	7.80%	3.45%

Ratios Based on Average Net Assets Applicable to Common Shareholders

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.06%[7]	1.15%[7]	1.17%	1.16%	1.15%	1.12%	1.14%

Total expenses after waiver and fees paid indirectly[5]	1.74%[7]	1.45%[7]	1.54%	1.57%	1.32%	1.17%	1.21%

Total expenses[5]	1.99%[7]	1.55%[7]	1.61%	1.64%	1.38%	1.27%	1.30%

Net investment income[5]	7.11%[7]	6.74%[7]	6.94%	6.70%	6.72%	6.93%	7.19%

Dividends to Preferred Shareholders	1.74%[7]	2.19%[7]	2.37%	2.10%	1.27%	0.63%	0.69%

Net investment income to Common Shareholders	5.37%[7]	4.55%[7]	4.57%	4.60%	5.45%	6.30%	6.50%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$257,943	$286,933	$306,769	$316,216	$318,044	$322,072	$321,270

Preferred Shares outstanding at liquidation preference, end of period (000)	$145,300	$145,300	$204,500	$204,500	$204,500	$204,500	$204,500

Portfolio turnover	14%	43%	43%	35%	46%	45%	50%

Asset coverage per Preferred Share, end of period[8]	$69,383	$74,376	$62,514	$63,667	$63,881	$64,375	$64,279

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

[8]	Prior period amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	45

Financial Highlights (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008

			Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.86	$14.63	$15.09	$14.82	$15.23	$15.10	$15.26

Net investment income[1]	0.43	0.68	0.92	0.96	0.95	0.94	0.95
Net realized and unrealized gain (loss)	(1.08)	(0.75)	(0.42)	0.35	(0.33)	0.13	(0.18)
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.20)	(0.28)	(0.24)	(0.13)	(0.06)	(0.06)

Net increase (decrease) from investment operations	(0.75)	(0.27)	0.22	1.07	0.49	1.01	0.71

Dividends to Common Shareholders from net investment income	(0.32)	(0.50)	(0.68)	(0.80)	(0.88)	(0.88)	(0.87)

Capital changes with respect to issuance of Preferred Shares	—	—	—	(0.00)[2]	(0.02)	—	—

Net asset value, end of period	$12.79	$13.86	$14.63	$15.09	$14.82	$15.23	$15.10

Market price, end of period	$10.74	$12.33	$13.16	$14.64	$14.16	$13.73	$13.82

Total Investment Return[3]

Based on net asset value	(4.81)%[4]	(1.54)%[4]	1.76%	7.57%	3.55%	7.54%	5.29%

Based on market price	(10.15)%[4]	(2.63)%[4]	(5.65)%	9.22%	9.75%	5.93%	7.50%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses after waiver and excluding interest expense and fees[5,6]	1.08%[7]	1.04%[7]	1.03%	1.03%	0.96%	0.95%	0.94%

Total expenses after waiver[5]	1.72%[7]	1.36%[7]	1.53%	1.59%	1.27%	1.08%	1.08%

Total expenses[5]	1.74%[7]	1.38%[7]	1.53%	1.60%	1.27%	1.08%	1.08%

Net investment income[5]	6.66%[7]	6.15%[7]	6.22%	6.46%	6.29%	6.29%	6.20%

Dividends to Preferred Shareholders	1.49%[7]	1.78%[7]	1.87%	1.62%	0.84%	0.43%	0.37%

Net investment income to Common Shareholders	5.17%[7]	4.37%[7]	4.35%	4.84%	5.45%	5.86%	5.83%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$439,479	$476,235	$502,855	$518,667	$509,066	$523,206	$518,786

Preferred Shares outstanding at liquidation preference, end of period (000)	$192,300	$192,300	$275,000	$275,000	$275,000	$230,000	$230,000

Portfolio turnover	6%	25%	25%	27%	39%	63%	47%

Asset coverage per Preferred Share, end of period[8]	$82,138	$86,933	$70,733	$72,170	$71,280	$81,875	$81,393

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

[8]	Prior period amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (continued)	BlackRock MuniYield Insured Fund, Inc. (MYI)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008

			Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$12.86	$14.57	$15.30	$15.27	$15.59	$15.36	$15.15

Net investment income[1]	0.40	0.70	1.04	0.98	1.04	1.04	1.08
Net realized and unrealized gain (loss)	(1.63)	(1.69)	(0.79)	0.46	(0.22)	0.25	0.16
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.10)	(0.22)	(0.31)	(0.25)	(0.16)	(0.07)	(0.08)
Net realized gain	—	—	—	(0.04)	(0.02)	—	—

Net increase (decrease) from investment operations	(1.33)	(1.21)	(0.06)	1.15	0.64	1.22	1.16

Less dividends and distributions to Common Shareholders from:
Net investment income	(0.34)	(0.50)	(0.67)	(0.78)	(0.95)	(0.97)	(0.95)
Net realized gain	—	—	—	(0.34)	(0.01)	—	—

Total dividends and distributions to Common Shareholders	(0.34)	(0.50)	(0.67)	(1.12)	(0.96)	(0.97)	(0.95)

Capital changes with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—

Net asset value, end of period	$11.19	$12.86	$14.57	$15.30	$15.27	$15.59	$15.36

Market price, end of period	$10.46	$12.22	$13.04	$14.36	$14.70	$14.57	$14.51

Total Investment Return[3]

Based on net asset value	(10.04)%[4]	(8.22)%[4]	(0.06)%	8.09%	4.54%	8.52%	8.18%

Based on market price	(11.51)%[4]	(2.55)%[4]	(4.70)%	5.38%	7.69%	7.36%	8.19%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5,6]	1.13%[7]	1.06%[7]	1.03%	1.02%	1.01%	0.95%	0.94%

Total expenses after waiver and fees paid indirectly[5]	1.80%[7]	1.63%[7]	1.71%	1.67%	1.60%	1.19%	1.18%

Total expenses[5]	1.82%[7]	1.64%[7]	1.71%	1.67%	1.60%	1.19%	1.18%

Net investment income[5]	7.03%[7]	6.51%[7]	6.94%	6.52%	6.62%	6.77%	6.99%

Dividends to Preferred Shareholders	1.70%[7]	2.03%[7]	2.06%	1.67%	1.05%	0.51%	0.49%

Net investment income to Common Shareholders	5.33%[7]	4.48%[7]	4.88%	4.85%	5.57%	6.26%	6.50%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$753,028	$865,447	$980,741	$1,030,048	$1,028,022	$1,049,423	$953,662

Preferred Shares outstanding at liquidation preference, end of period (000)	$377,175	$377,175	$570,000	$570,000	$570,000	$570,000	$440,000

Portfolio turnover	14%	70%	117%	95%	105%	122%	95%

Asset coverage per Preferred Share, end of period[8]	$74,918	$82,381	$68,039	$70,198	$70,099	$71,032	$79,188

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

[8]	Prior period amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	47

Financial Highlights (continued)	BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008

			Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.24	$14.13	$14.60	$14.54	$15.21	$15.21	$14.91

Net investment income[1]	0.45	0.70	0.97	0.97	0.99	1.00	1.02
Net realized and unrealized gain (loss)	(0.88)	(0.88)	(0.47)	0.13	(0.58)	(0.00)[2]	0.24
Dividends to Preferred Shareholders from net investment income	(0.12)	(0.21)	(0.29)	(0.26)	(0.15)	(0.07)	(0.07)

Net increase (decrease) from investment operations	(0.55)	(0.39)	0.21	0.84	0.26	0.93	1.19

Dividends to Common Shareholders from net investment income	(0.32)	(0.50)	(0.68)	(0.78)	(0.91)	(0.93)	(0.89)

Capital changes with respect to issuance of Preferred Shares	—	—	—	0.00 [3]	(0.02)	—	—

Net asset value, end of period	$12.37	$13.24	$14.13	$14.60	$14.54	$15.21	$15.21

Market price, end of period	$10.12	$11.63	$12.61	$13.97	$14.41	$14.54	$13.75

Total Investment Return[4]

Based on net asset value	(3.46)%[5]	(2.48)%[5]	1.78%	6.09%	1.73%	6.78%	8.82%

Based on market price	(10.09)%[5]	(4.01)%[5]	(5.07)%	2.42%	5.47%	12.91%	9.06%

Ratios Based on Average Net Assets Applicable to Common Shareholders

Total expenses after waiver and excluding interest expense and fees[6,7]	1.19%[8]	1.14%[8]	1.14%	1.13%	1.07%	1.05%	1.01%

Total expenses after waiver[6]	1.47%[8]	1.45%[8]	1.68%	1.64%	1.46%	1.26%	1.20%

Total expenses[6]	1.48%[8]	1.48%[8]	1.69%	1.65%	1.47%	1.28%	1.22%

Net investment income[6]	7.26%[8]	6.61%[8]	6.77%	6.72%	6.57%	6.61%	6.73%

Dividends to Preferred Shareholders	1.87%[8]	1.98%[8]	2.05%	1.78%	0.97%	0.47%	0.47%

Net investment income to Common Shareholders	5.39%[8]	4.63%[8]	4.72%	4.94%	5.60%	6.14%	6.26%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$149,324	$159,759	$170,559	$176,216	$175,264	$183,224	$183,237

Preferred Shares outstanding at liquidation preference, end of period (000)	$87,350	$87,350	$99,000	$99,000	$99,000	$89,000	$89,000

Portfolio turnover	5%	20%	10%	14%	19%	35%	27%

Asset coverage per Preferred Share, end of period[9]	$67,740	$70,730	$68,076	$69,507	$69,269	$76,471	$76,474

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Amount is less than $0.01 per share.

[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Do not reflect the effect of dividends to Preferred Shareholders.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Annualized.

[9]	Prior period amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Financial Highlights (concluded)	BlackRock MuniYield New York Insured Fund, Inc. (MYN)

	Six Months Ended January 31, 2009 (Unaudited)	Period November 1, 2007 to July 31, 2008

			Year Ended October 31,

			2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$13.16	$13.94	$14.40	$14.26	$14.81	$14.81	$14.83

Net investment income[1]	0.43	0.66	0.84	0.92	0.94	0.91	0.97
Net realized and unrealized gain (loss)	(1.33)	(0.77)	(0.38)	0.23	(0.50)	(0.01)	(0.09)
Dividends to Preferred Shareholders from net investment income	(0.10)	(0.19)	(0.27)	(0.24)	(0.13)	(0.06)	(0.07)

Net increase (decrease) from investment operations	(1.00)	(0.30)	0.19	0.91	0.31	0.84	0.81

Dividends to Common Shareholders from net investment income	(0.32)	(0.48)	(0.65)	(0.77)	(0.84)	(0.84)	(0.83)

Capital change resulting from issuance of Preferred Shares	—	—	—	(0.00)[2]	(0.02)	—	—

Net asset value, end of period	$11.84	$13.16	$13.94	$14.40	$14.26	$14.81	$14.81

Market price, end of period	$10.00	$11.80	$12.80	$14.10	$13.17	$13.20	$13.25

Total Investment Return[3]

Based on net asset value	(7.06)%[4]	(1.86)%[4]	1.66%	6.71%	2.53%	6.53%	6.19%

Based on market price	(12.46)%[4]	(4.16)%[4]	(4.67)%	13.13%	6.24%	6.13%	5.45%

Ratios Based on Average Net Assets Applicable to Common Shareholders

Total expenses after waiver and excluding interest expense and fees[5,6]	1.12%[7]	1.04%[7]	1.04%	1.03%	0.96%	0.94%	0.94%

Total expenses after waiver[5]	1.56%[7]	1.46%[7]	1.63%	1.56%	1.31%	1.13%	1.15%

Total expenses[5]	1.58%[7]	1.48%[7]	1.64%	1.56%	1.31%	1.13%	1.16%

Net investment income[5]	7.15%[7]	6.36%[7]	5.96%	6.50%	6.37%	6.23%	6.49%

Dividends to Preferred Shareholders	1.71%[7]	1.82%[7]	1.88%	1.68%	0.87%	0.42%	0.50%

Net investment income to Common Shareholders	5.44%[7]	4.54%[7]	4.08%	4.82%	5.50%	5.81%	5.99%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$467,066	$518,912	$549,910	$567,954	$562,474	$584,248	$584,025

Preferred Shares outstanding at liquidation preference, end of period (000)	$259,475	$259,475	$304,000	$304,000	$304,000	$259,000	$259,000

Portfolio turnover	10%	17%	25%	43%	35%	18%	45%

Asset coverage per Preferred Share, end of period[8]	$70,006	$75,011	$70,242	$71,725	$71,259	$81,397	$81,375

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

[8]	Prior period amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	49

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniHoldings Insured Fund II, Inc. (“MuniHoldings Insured II”), BlackRock MuniYield California Insured Fund, Inc. (“MuniYield California Insured”), BlackRock MuniYield Insured Fund, Inc. (“MuniYield Insured”), BlackRock MuniYield Michigan Insured Fund II, Inc. (“MuniYield Michigan Insured II”) and BlackRock MuniYield New York Insured Fund, Inc. (“MuniYield New York Insured”) (the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine, and make available for publication, the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by each Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximate fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•

Financial futures contracts — Each Fund may purchase or sell financial futures contracts and options on such futures contracts for investment purposes or to manage their interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward interest rate swaps — Each Fund may enter into forward interest rate swaps for investment purposes. In a forward interest rate swap, a Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions. The Funds generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under

50	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which each Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Fund.

The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal security, a substantial downgrade in credit quality of the municipal security, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal security or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the Statements of Assets and Liabilities as trust certificates.

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of January 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates were as follows:

	Liability for Trust Certificates	Range of Rates	Underlying Municipal Bonds Transferred to TOBs

MuniHoldings Insured II	$50,863,242	1.826% – 3.390%	$90,557,754
MuniYield California Insured	$77,169,823	1.904% – 2.933%	$139,619,122
MuniYield Insured	$141,910,680	0.54% – 3.027%	$249,836,585
MuniYield Michigan Insured II	$9,030,000	2.242% – 2.630%	$16,844,667
MuniYield New York Insured	$50,099,528	1.363% – 3.279%	$86,811,242

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, each Fund’s investment in TOBs may adversely affect each Fund’s investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Fund’s net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., swaps and financial futures contracts), the Funds will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	51

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on MuniHoldings Insured II’s US federal tax returns remains open for the three years ended September 30, 2007 and the period ended August 31, 2008. The statute of limitations on MuniYield California Insured, MuniYield Insured, MuniYield Michigan Insured II and MuniYield New York Insured’s US federal tax returns remain open for the three years ended October 31, 2007 and the period ended August 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and Blackrock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Funds. The Funds may, however elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match their deferred compensation obligations.

Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Bank Overdraft: MuniHoldings Insured II recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. As of January 31, 2009, The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Advisor a monthly fee at an annual rate of 0.55% for MuniHoldings Insured II, and 0.50% for MuniYield California Insured, MuniYield Insured, MuniYield Michigan Insured II, and MuniYield New York Insured, of each Fund’s average daily net assets. Average daily net assets is the average daily value of the Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has voluntarily agreed to waive its advisory fee on the proceeds of Preferred Shares and TOBs that exceeds 35% of the average daily net assets of MuniHoldings Insured II, which is included in fees waived by advisor on the Statements of Operations. For the six months ended January 31, 2009, the Advisor waived its fees in the amount of $14,537.

The Advisor has agreed to waive its advisory fee by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds, which are included in fees

52	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

waived by advisor on the Statements of Operations. For the six months ended January 31, 2009, the amounts waived were as follows:

Fees Waived by Advisor

MuniHoldings Insured II	$314,973
MuniYield California Insured	$49,331
MuniYield Insured	$53,510
MuniYield Michigan Insured II	$11,327
MuniYield New York Insured	$52,696

The Advisor has entered into separate sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended January 31, 2009, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting Services

MuniHoldings Insured II	$4,057
MuniYield California Insured	$6,167
MuniYield Insured	$10,848
MuniYield Michigan Insured II	$2,341
MuniYield New York Insured	$6,887

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for the compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2009 were as follows:

	Total Purchases	Total Sales

MuniHoldings Insured II	$59,649,307	$103,537,476
MuniYield California Insured	$41,134,145	$124,916,173
MuniYield Insured Fund	$179,053,280	$338,893,320
MuniYield Michigan Insured II	$12,049,288	$31,147,425
MuniYield New York Insured	$76,886,575	$151,129,944

4. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the issuer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5. Capital Share Transactions:

Each Fund is authorized to issue 200,000,000 shares, including Preferred Shares all of which were initially classified as Common Shares, with a par value of $0.10 per share. Each Board is authorized, however, to reclassify any unissued shares of common shares without approval of Common Shareholders.

Common Shares

Shares issued and outstanding during the six months ended January 31, 2009, the period November 1, 2007 (October 1, 2007 for MuniHoldings Insured II) to July 31, 2008 and the year ended October 31, 2007 (September 30, 2007 for MuniHoldings Insured II) remained constant for the Funds.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference plus any accumulated or unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund, as set forth in each Fund’s Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled

SEMI-ANNUAL REPORT	JANUARY 31, 2009	53

Notes to Financial Statements (continued)

to elect two Directors for a Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding and effective yields at January 31, 2009:

	Series	Shares	Yield	Reset Frequency

MuniHoldings Insured II	A	1,492[1]	0.716%	7
	B	1,492[1]	0.746%	7
	C	2,828[1]	0.731%	7

MuniYield California Insured	A	1,259[1]	0.594%	28
	B	1,259[1]	0.655%	7
	C	1,119[1]	0.731%	7
	D	1,398[1]	0.655%	28
	E	1,398[1]	0.716%	7
	F	1,259[2]	1.778%	7

MuniYield Insured	A	1,456[1]	0.868%	28
	B	1,456[1]	0.640%	28
	C	1,456[1]	0.655%	28
	D	1,456[1]	0.746%	28
	E	2,647[1]	0.746%	7
	F	1,588[1]	0.594%	28
	G	1,588[1]	0.655%	7
	H	1,720[2]	1.715%	7
	I	1,720[2]	1.695%	7

MuniYield Michigan Insured II	A	1,941[1]	0.655%	7
	B	1,200[1]	0.731%	7
	C	353[2]	1.778%	7

MuniYield New York Insured	A	1,451[1]	1.142%	28
	B	1,451[1]	0.655%	7
	C	2,390[1]	0.655%	7
	D	1,673[1]	0.731%	7
	E	1,878[1]	0.746%	28
	F	1,536[2]	1.751%	7

[1]

The maximum applicable rate on this series of Preferred Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2]

The maximum applicable rate on this series of Preferred Stock is the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on 28-day Preferred Shares are cumulative at a rate which is reset every 28 days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Shares is footnoted as applicable on the above chart. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended January 31, 2009 were as follows:

	Series	Low	High	Average

MuniHoldings Insured II	A	0.594%	12.261%	3.049%
	B	0.640%	12.565%	3.064%
	C	0.594%	11.347%	3.044%

MuniYield California Insured	A	0.594%	11.728%	3.521%
	B	0.594%	11.728%	3.116%
	C	0.594%	11.347%	3.044%
	D	0.655%	8.682%	3.010%
	E	0.594%	12.261%	3.049%
	F	1.682%	12.523%	3.862%

MuniYield Insured	A	0.868%	5.757%	2.956%
	B	0.640%	12.565%	3.742%
	C	0.655%	8.651%	3.016%
	D	0.746%	7.494%	2.631%
	E	0.640%	12.565%	3.160%
	F	0.594%	10.205%	3.341%
	G	0.594%	10.205%	3.086%
	H	1.640%	12.246%	3.848%
	I	0.655%	11.762%	3.786%

MuniYield Michigan Insured II	A	0.594%	10.205%	3.086%
	B	0.594%	11.347%	3.044%
	C	1.682%	12.523%	3.862%

MuniYield New York Insured	A	1.097%	7.158%	2.823%
	B	0.594%	10.205%	3.086%
	C	0.594%	11.728%	3.103%
	D	0.594%	11.347%	3.044%
	E	0.746%	7.494%	2.631%
	F	1.640%	12.246%	3.848%

For the six months ended January 31, 2009, the Preferred Shares of each Fund failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.594% to 12.565%. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of the Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Prior to December 1, 2008, the Funds paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. In December 2008, commissions paid to broker-dealers on Preferred Shares that experience a failed auction were reduced to 0.15% on the aggregate principal amount. The

54	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Notes to Financial Statements (continued)

Funds will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commissions for the period August 1, 2008 through December 31, 2008 as follows.

Commissions

MuniHoldings Insured II	$176,638
MuniYield California Insured	$201,675
MuniYield Insured	$370,576
MuniYield Michigan Insured II	$109,435
MuniYield New York Insured	$353,527

Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Funds.

On June 4, 2008, MuniHoldings Insured II and MuniYield Insured and on May 19, 2008 MuniYield California Insured, MuniYield Michigan Insured II and MuniYield New York Insured announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

MuniHoldings Insured II

	Redemption Date	Shares Redeemed	Aggregate Principal

Series A	6/27/08	608	$15,200,000
Series B	6/26/08	608	$15,200,000
Series C	6/25/08	1,152	$28,800,000

MuniYield California Insured

	Redemption Date	Shares Redeemed	Aggregate Principal

Series A	7/07/08	541	$13,525,000
Series B	6/30/08	541	$13,525,000
Series C	6/25/08	481	$12,025,000
Series D	7/11/08	602	$15,050,000
Series E	6/27/08	602	$15,050,000
Series F	6/26/08	541	$13,525,000

MuniYield Insured

	Redemption Date	Shares Redeemed	Aggregate Principal

Series A	6/26/08	744	$18,600,000
Series B	7/03/08	744	$18,600,000
Series C	7/10/08	744	$18,600,000
Series D	7/17/08	744	$18,600,000
Series E	6/26/08	1,353	$33,825,000
Series F	7/08/08	812	$20,300,000
Series G	6/24/08	812	$20,300,000
Series H	6/27/08	880	$22,000,000
Series I	6/23/08	880	$22,000,000

MuniYield Michigan Insured II

	Redemption Date	Shares Redeemed	Aggregate Principal

Series A	6/17/08	259	$6,475,000
Series B	6/25/08	160	$4,000,000
Series C	6/26/08	47	$1,175,000

MuniYield New York Insured

	Redemption Date	Shares Redeemed	Aggregate Principal

Series A	6/24/08	249	$6,225,000
Series B	6/17/08	249	$6,225,000
Series C	6/23/08	410	$10,250,000
Series D	6/25/08	287	$7,175,000
Series E	7/17/08	322	$8,050,000
Series F	6/27/08	264	$6,600,000

The Funds financed the Preferred Share redemptions with cash received from TOBs.

Shares issued and outstanding during the six months ended January 31, 2009 and the year ended October 31, 2007 (September 30, 2007 for MuniHoldings Insured II) remained constant.

6. Income Tax Information:

As of July 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MuniHoldings Insured II	MuniYield California Insured	MuniYield Insured	MuniYield Michigan Insured II	MuniYield New York Insured

2010	—	—	—	$1,050,253	$3,007,157
2011	—	$4,417,434	—	—	—
2012	$306,103	2,675,948	—	1,288,851	16,583,200
2014	—	—	$1,489,118	—	3,107,506
2015	—	1,362,395	5,979,955	—	—
2016	—	—	27,543,068	823,067	2,330,288

Total	$306,103	$8,455,777	$35,012,141	$3,162,171	$25,028,151

SEMI-ANNUAL REPORT	JANUARY 31, 2009	55

Notes to Financial Statements (concluded)

7. Restatement Information:

Subsequent to the initial issuance of MuniYield Insured’s October 31, 2006 financial statements and MuniHoldings Insured II’s September 30, 2006 financial statements, the Funds determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for each of the three years in the period ended October 31, 2005 with respect to MuniYield Insured, and for each of the three years in the period ended September 30, 2005 with respect to MuniHoldings Insured II, have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MuniYield Insured For the Years Ended October 31, 2005, 2004 and 2003

	2005		2004		2003

	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Total expenses, net of waiver[1]	1.01%	1.60%	0.95%	1.19%	0.94%	1.18%
Total expenses[1]	1.01%	1.60%	0.95%	1.19%	0.95%	1.18%
Portfolio turnover	123.85%	105%	144.40%	122%	114.05%	95%

[1]	Do not reflect the effect of dividends to Preferred Shareholders.

Financial Highlights for MuniHoldings Insured II For the Years Ended September 30, 2005, 2004 and 2003

	2005		2004		2003

	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated

Total expenses, net of waiver and reimbursement[1]	1.15%	1.32%	1.12%	1.17%	1.14%	1.21%
Total expenses[1]	1.21%	1.38%	1.21%	1.27%	1.23%	1.30%
Portfolio turnover	58.19%	46%	45.89%	45%	52%	50%

[1]	Do not reflect the effect of dividends to Preferred Shareholders.

8. Subsequent Events:

Each Fund paid a net investment income dividend to Common Shareholders on March 2, 2009 to shareholders of record on February 13, 2009.The amount of the net investment income dividend per share was as follows:

Distribution Per Share

MuniHoldings Insured II	$0.050000
MuniYield California Insured	$0.053500
MuniYield Insured	$0.056000
MuniYield Michigan Insured II	$0.054000
MuniYield New York Insured	$0.052500

The dividends declared on Preferred Shares for the period February 1, 2009 to February 28, 2009 for the Funds were as follows:

	MuniHoldings Insured II	MuniYield California Insured	MuniYield Insured	MuniYield Michigan Insured II	MuniYield New York Insured

Series A	$21,899	$15,876	$18,558	$24,777	$20,346
Series B	$21,951	$17,918	$18,960	$24,948	$20,495
Series C	$39,972	$15,816	$20,624	$20,642	$34,014
Series D	—	$20,039	$21,625	$29,783	$23,647
Series E	—	$20,520	$38,944	—	$27,893
Series F	—	$43,389	$20,024	—	$52,935
Series G	—	—	$22,430	—	—
Series H	—	—	$59,276	—	—
Series I	—	—	$58,569	—	—

56	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director of the Funds. The Board wishes Mr. Salomon well in his retirement.

BlackRock MuniHoldings Insured Fund II, Inc.,
BlackRock MuniYield California Insured Fund, Inc. and
BlackRock MuniYield Insured Fund, Inc.:

Custodian
State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent
Common Stock
Computershare Trust
Company, N.A.
Providence, RI 02490

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

BlackRock MuniYield Michigan Insured Fund II, Inc. and
BlackRock MuniYield New York Insured Fund, Inc.:

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent & Auction Agent
Common and Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

For All Funds:

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Additional Information

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Each Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percentage of Fiscal Year-to-Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

BlackRock MuniYield New York Insured Fund, Inc.	$0.302	—	$0.018	$0.320	94%	—	6%	100%

SEMI-ANNUAL REPORT	JANUARY 31, 2009	57

Additional Information (continued)

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director nominees of each Fund:

Approved the Directors as follows:

	G. Nicholas Beckwith, III				Kent Dixon		R. Glenn Hubbard

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Fund II, Inc.	19,399,814		1,770,064		19,395,147	1,774,731	19,388,443	1,781,435
BlackRock MuniYield California Insured Fund, Inc.	30,387,789		788,028		30,373,785	802,032	30,462,091	713,726
BlackRock MuniYield Insured Fund, Inc.	62,264,689		2,158,268		62,261,398	2,161,559	62,260,558	2,162,399
BlackRock MuniYield Michigan Insured Fund II, Inc.	10,966,906		574,369		10,960,187	581,088	10,962,463	578,812
BlackRock MuniYield New York Insured Fund, Inc.	34,928,672		1,562,530		34,920,239	1,570,963	34,917,212	1,573,990

	W. Carl Kester				Robert S. Salomon, Jr.		Richard S. Davis

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Fund II, Inc.	4,456	[1]	102	[1]	19,394,947	1,774,931	19,395,147	1,774,731
BlackRock MuniYield California Insured Fund, Inc.	5,912	[1]	307	[1]	30,395,706	780,111	30,444,222	731,595
BlackRock MuniYield Insured Fund, Inc.	12,904	[1]	805	[1]	62,257,608	2,165,349	62,285,325	2,137,632
BlackRock MuniYield Michigan Insured Fund II, Inc.	2,837	[1]	558	[1]	10,965,117	576,158	10,975,379	565,896
BlackRock MuniYield New York Insured Fund, Inc.	8,170	[1]	2,077	[1]	34,911,937	1,579,265	34,933,464	1,557,738

	Frank J. Fabozzi				James T. Flynn		Karen P. Robards

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Fund II, Inc.	4,456[1]		102[1]		19,394,947	1,774,931	19,395,147	1,774,731
BlackRock MuniYield California Insured Fund, Inc.	5,912[1]		307[1]		30,456,523	719,294	30,397,588	778,229
BlackRock MuniYield Insured Fund, Inc.	12,904[1]		805[1]		62,274,712	2,148,245	62,271,813	2,151,144
BlackRock MuniYield Michigan Insured Fund II, Inc.	2,837[1]		558[1]		10,972,636	568,639	10,974,697	566,578
BlackRock MuniYield New York Insured Fund, Inc.	8,170[1]		2,077[1]		34,923,564	1,567,638	34,930,074	1,561,128

	Richard E. Cavanagh				Kathleen F. Feldstein		Henry Gabbay

	Votes For		Votes Withheld		Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock MuniHoldings Insured Fund II, Inc.	19,400,147		1,769,731		19,395,810	1,774,068	19,395,147	1,774,731
BlackRock MuniYield California Insured Fund, Inc.	30,456,814		719,003		30,395,488	780,329	30,443,791	732,026
BlackRock MuniYield Insured Fund, Inc.	62,261,746		2,161,211		62,243,677	2,179,280	62,291,979	2,130,978
BlackRock MuniYield Michigan Insured Fund II, Inc.	10,972,837		568,438		10,968,912	572,363	10,970,197	571,078
BlackRock MuniYield New York Insured Fund, Inc.	34,932,779		1,558,423		34,908,370	1,582,832	34,932,392	1,558,810

	Jerrold B. Harris

	Votes For		Votes Withheld

BlackRock MuniHoldings Insured Fund II, Inc.	19,398,943		1,770,935
BlackRock MuniYield California Insured Fund, Inc.	30,402,575		773,242
BlackRock MuniYield Insured Fund, Inc.	62,248,633		2,174,324
BlackRock MuniYield Michigan Insured Fund II, Inc.	10,970,647		570,628
BlackRock MuniYield New York Insured Fund, Inc.	34,917,191		1,574,011

[1] Voted on by holders of Preferred Shares only.

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2009

Additional Information (concluded)

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commissions’ (the “SEC”) website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Board Approvals

On September 12, 2008, the Board of Directors of the Funds voted unanimously to change certain investment guidelines of the Funds. Under normal market conditions, the Funds are required to invest at least 80% of their total assets in municipal bonds either (i) insured under an insurance policy purchased by the Funds or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. Historically, the Funds have had an additional non-fundamental investment policy limiting its purchase of insured municipal bonds to those bonds insured by insurance providers with claims-paying abilities rated AAA or Aaa at the time of investment.

Following the onset of the credit and liquidity crises currently troubling the financial markets, the applicable rating agencies lowered the claims-paying ability rating of most of the municipal bond insurance providers below the highest rating category. As a result, the Advisor recommended, and the Board approved, an amended policy with respect to the purchase of insured municipal bonds that such bonds must be insured by insurance providers or other entities with claims-paying abilities rated at least investment grade. This investment grade restriction is measured at the time of investment, and the Funds will not be required to dispose of municipal bonds they hold in the event of subsequent downgrades. The approved changes do not alter the Funds’ investment objectives.

The Advisor and the Board believe the amended policy will allow the Advisor to better manage the Funds’ portfolios in the best interest of the Funds’ shareholders and to better meet the Funds’ investment objectives.

Effective September 13, 2008, following approval by the Funds’ Board and the applicable rating agencies, the Board amended the terms of the Funds’ Articles Supplementary in order to allow the Funds to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Funds’ Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate the Funds’ permissible ratio of floating rate instruments into inverse floating rate instruments. Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s Discount Factor and S&P Discount Factor, as applicable, to integrate the Funds’ investments in TOBs into applicable calculations.

SEMI-ANNUAL REPORT	JANUARY 31, 2009	59

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

BlackRock MuniHoldings Insured Fund II, Inc.
BlackRock MuniYield California Insured Fund, Inc.
BlackRock MuniYield Insured Fund, Inc.
BlackRock MuniYield Michigan Insured Fund II, Inc.
BlackRock MuniYield New York Insured Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#MHMYINS5—SAR-1/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

	By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: March 25, 2009